Centennial Money Market Trust

------------------------------------------------------------ ---------------------------------------------------------

Prospectus dated November 1, 2002
                                                             Centennial Money Market Trust is a money market mutual
                                                             fund.  It seeks the maximum current income that is
                                                             consistent with low capital risk and maintaining
                                                             liquidity.  The Trust invests in short-term,
                                                             high-quality "money market" instruments.

                                                             This Prospectus contains important information about
                                                             the Trust's objective, its investment policies,
                                                             strategies and risks.  It also contains important
                                                             information about how to buy and sell shares of the
                                                             Trust and other account features.  Please read this
                                                             Prospectus carefully before you invest and keep it for
                                                             future reference about your account.

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the Trust's
securities nor has it determined that this Prospectus is
accurate or complete.  It is a criminal offense to
represent otherwise.
------------------------------------------------------------ ---------------------------------------------------------

A B O U T  T H E  T R U S T

The Trust's Investment Objective and Strategies

WHAT IS THE TRUST'S INVESTMENT OBJECTIVE?  The Trust seeks the maximum current income that is consistent with low capital risk and the maintenance of liquidity.

WHAT DOES THE TRUST MAINLY INVEST IN?  The Trust is a money market fund.  It invests in a variety of high-quality money market instruments to seek income.  Money market instruments are short-term, U.S. dollar denominated debt instruments issued by the U.S. government, domestic and foreign corporations and financial institutions and other entities.  They include, for example, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations.  To be considered "high-quality," generally they must be rated in one of the two highest credit-quality categories for short-term securities by nationally recognized rating services.  If unrated, a security must be determined by the Trust's investment manager to be of comparable quality to rated securities.

WHO IS THE TRUST DESIGNED FOR?  The Trust is designed for investors who are seeking to earn income at current money market rates while preserving the value of their investment, because the Trust tries to keep its share price stable at $1.00.  Income on money market instruments tends to be lower than income on longer-term debt securities, so the Trust's yield will likely be lower than the yield on longer-term fixed income funds. The Trust does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Trust

         All investments carry risks to some degree.  Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks. There are risks that any of the Trust's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Trust's securities (and its share price) to fall.  As a result, there is a risk that the Trust's shares could fall below $1.00 per share.  If there is a high redemption demand for the Trust's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss.  Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, and that poor security selection could cause the Trust to underperform other funds with similar objectives.

-------------------------------------------------------------------------------------------------------------------
An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.
-------------------------------------------------------------------------------------------------------------------

The Trust's Past Performance

The bar chart and table below show how the Trust's returns may vary over time, by showing changes in the Trust's performance from year to year for the last 10 calendar years and its average annual total returns for the 1-, 5-
and 10- year periods. Variability of returns is one measure of the risks of investing in a money market fund.
The Trust's past investment performance does not predict how the Trust will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/01 through 9/30/02 the cumulative total return (not annualized) was 1.03%.
During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 1.54%
(4th Q `00) and the lowest return (not annualized) for a calendar quarter was 0.53% (4th Q `01).

Average Annual Total Returns
for the periods ended December 31, 2001                 1 Year         5 Years                10 Years
------------------------------------------------------- -------------- ---------------------- ------------------------
                                                        --------------                        ------------------------
Centennial Money Market Trust (inception 9/8/81)        3.70%          4.91%                  4.49%
------------------------------------------------------- -------------- ---------------------- ------------------------

The returns in the table measure the performance of a hypothetical account and assume that all dividends have been reinvested in additional shares.

-------------------------------------------------------------------------------------------------------------------
The total returns are not the Trust's current yield. The Trust's yield more closely reflects the Trust's current
earnings.   To obtain the Trust's current seven day yield, please call the Transfer Agent toll-free at
1.800.525.9310.
-------------------------------------------------------------------------------------------------------------------

Fees and Expenses of the Trust

The Trust pays a variety of expenses directly for management of its assets, administration and other services.
Those expenses are subtracted from the Trust's assets to calculate the Trust's net asset value per share. All shareholders therefore pay those expenses indirectly. The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Trust. The numbers below are based upon the
Trust's expenses during its fiscal year ended June 30, 2002.

SHAREHOLDER FEES. The Trust does not charge any initial sales charge to buy shares or to reinvest dividends.
There are no exchange fees or redemption fees and no contingent deferred sales charges (unless you buy Trust shares by exchanging Class A shares of other eligible funds that were purchased subject to a contingent deferred sales charge, as described in "How to Sell Shares").

Annual Trust Operating Expenses (deducted from Trust assets):
(% of average daily net assets)

  ----------------------------------------------------------------- -----------------------------------------------
  Management Fees1                                                  0.33%
  ----------------------------------------------------------------- -----------------------------------------------
  ----------------------------------------------------------------- -----------------------------------------------
  Distribution and/or Service (12b-1) Fees                          0.20%
  ----------------------------------------------------------------- -----------------------------------------------
  ----------------------------------------------------------------- -----------------------------------------------
  Other Expenses2                                                   0.16%
  ----------------------------------------------------------------- -----------------------------------------------
  ----------------------------------------------------------------- -----------------------------------------------
  Total Annual Operating Expenses                                   0.69%
  ----------------------------------------------------------------- -----------------------------------------------

1. The management fee is shown without giving effect to a contractual management fee reduction.  With that reduction the Management fee was 0.30% and the "Total Annual Operating Expenses" were 0.66%.
2.  "Other expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Trust pays.  The Transfer Agent has voluntarily undertaken to the Trust to limit the transfer agent fees to 0.35% per annum.  That undertaking was effective October 1, 2001, and was pro-rated for the remainder of the fiscal year ending after that date, and may be amended or withdrawn at any time. After the waiver, the actual "Other
Expenses" and "Total Annual Operating Expenses" as percentages of average daily net assets were the same as shown above.
EXAMPLE.  The following example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in shares of the Trust for the time periods indicated and reinvest your dividends and distributions.  The example also assumes that your investment has a 5% return each year and that the Trust's operating expenses remain the same.  Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

   ------------------------------------------- ----------------- ----------------- --------------- ----------------
                                               1 year            3 years           5 years         10 years
   ------------------------------------------- ----------------- ----------------- --------------- ----------------
   ------------------------------------------- ----------------- ----------------- --------------- ----------------
                                               $70               $221              $384            $859
   ------------------------------------------- ----------------- ----------------- --------------- ----------------

About the Trust's Investments

THE TRUST'S PRINCIPAL INVESTMENT POLICIES.  The Trust invests in money market instruments meeting quality, maturity and diversification standards established by its Board of Trustees as well as rules that apply to money market funds under the Investment Company Act.  The Statement of Additional Information contains more detailed information about the Trust's investment policies and risks.

         The Trust's investment manager, Centennial Asset Management Corporation, (referred to in this Prospectus as the Manager) tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased. The rate of the Trust's income will vary from day to day, generally reflecting changes in overall short-term interest rates. There is no assurance that the Trust will achieve its investment objective.

What Does the Trust Invest In?  Money market instruments are high-quality, short-term debt instruments.  They may have fixed, variable or floating interest rates.  All of the Trust's money market instruments must meet the special diversification, quality and maturity requirements set under the Investment Company Act and the special procedures set by the Board described briefly below. The following is a brief description of the types of money market instruments the Trust can invest in.

o        U.S. Government Securities.  The Trust invests in obligations issued or guaranteed by the U.S.
         government or any of its agencies or instrumentalities.  Some are direct obligations of the U.S.
         Treasury, such as Treasury bills, notes and bonds, and are supported by the full faith and credit of the
         United States.  Other U.S. government securities, such as pass-through certificates issued by the
         Government National Mortgage Association (Ginnie Mae), are also supported by the full faith and credit of the U.S. government.  Some government securities, agencies or instrumentalities of the U.S.
         government are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal National Mortgage Corporation (Fannie Mae).  Others may be supported only by the credit of the instrumentality, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

o        Bank Obligations.  The Trust can buy time deposits, certificates of deposit and bankers' acceptances.
         These obligations must be denominated in U.S. dollars, even if issued by a foreign bank.

o        Commercial Paper.  Commercial paper is a short-term, unsecured promissory note of a domestic or foreign company or other financial firm.  The Trust may buy commercial paper only if it matures in nine months or less from the date of purchase.

o        Corporate Debt Obligations.  The Trust can invest in other short-term corporate debt obligations.
         Please see "What Standards Apply to the Trust's Investment?" below for more details.

o        Other Money Market Instruments.  The Trust can invest in money market obligations other than those listed above if they are subject to repurchase agreements or guaranteed as to their principal and interest by a corporation whose commercial paper may be purchased by the Trust or by a domestic bank.
         The bank or guarantor must meet credit criteria set by the Board.

         Additionally, the Trust can buy other money market instruments that the Manager approves under procedures adopted by the Board of Trustees from time to time.  They must be U.S. dollar-denominated short-term investments that the Manager determines to have minimal credit risks.

         Currently, the Board has approved the purchase of dollar-denominated obligations of foreign banks payable in the U.S. or in London, England or certain other countries, floating or variable rate demand notes, asset-backed securities, and bank loan participation agreements.  Their purchase may be subject to restrictions adopted by the Board from time to time.

What Standards Apply to the Trust's Investments? Money market instruments are subject to credit risk, the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due.  The Trust can buy only those instruments that meet standards set by the Investment Company Act for money market funds and procedures adopted by the Board of Trustees.  The Trust's Board of Trustees has
         adopted procedures to evaluate securities for the Trust's portfolio and the Manager has the responsibility to implement those procedures when selecting investments for the Trust.

In general, the Trust buys only high-quality investments that the Manager believes present minimal credit risk at the time of purchase.  "High-quality" investments are:

o        rated in one of the two highest short-term rating categories of two national rating organizations, or
o        rated by one rating organization in one of its two highest rating categories (if only one rating organization has rated the investment), or
o        unrated investments that the Manager determines are comparable in quality to the two highest rating categories.

         The procedures also limit the amount of the Trust's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Trust's investment risks.  No security's maturity will exceed the maximum time permitted under Rule 2a-7
         (currently 397 days).  Finally, the Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, to reduce interest rate risks.

Can the Trust's Investment Objective and Policies Change?  The Trust's Board of Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.  Fundamental policies cannot be changed without the approval of a majority of the Trust's outstanding voting shares.  The Trust's investment objective is a fundamental policy. Some investment restrictions that are fundamental policies are listed in the Statement of
         Additional Information.  An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Trust can use the investment techniques and strategies described below.  The Trust might not always use all of them.  These techniques have risks.  The Statement of
Additional Information contains more information about some of these practices, including limitations on their use that are designed to reduce the overall risks.

Floating Rate/Variable Rate Notes.  The Trust can purchase investments with floating or variable interest rates.
         Variable rates are adjustable at stated periodic intervals.  Floating rates are adjusted automatically according to a specified market rate or benchmark for such investments, such as the prime rate of a bank.  If the maturity of an investment is greater than the maximum time permitted under Rule 2a-7
         (currently 397 days), it can be purchased if it has a demand feature.  That feature must permit the
         Trust to recover the principal amount of the investment on not more than 30 days' notice at any time, or at specified times not exceeding the maximum time permitted under Rule 2a-7.

Asset-Backed Securities.  The Trust can invest in asset-backed securities.  These are fractional interests in pools of consumer loans and other trade receivables, which are the obligations of a number of different parties.  The income from the underlying pool is passed through to investors, such as the Trust.  These investments might be supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right.  However, the credit enhancement generally applies only to a fraction of the security's value.  If the issuer of the security has no security interest in the related collateral, there is the risk that the Trust could lose money if the issuer defaults.

Repurchase Agreements.  The Trust can enter into repurchase agreements.  In a repurchase transaction, the Trust buys a security and simultaneously sells it to the vendor for delivery at a future date.  Repurchase agreements must be fully collateralized.  However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.  The Trust will not enter into repurchase transactions that will cause more than 10% of the Trust's net assets to be subject to repurchase agreements having a maturity beyond seven days.  There is no limit on the amount of the Trust's net assets that may be subject to repurchase agreements of seven days or less.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  A restricted security is one that has a contractual limit on resale or which cannot be sold publicly until it is registered under federal securities laws.  The Trust will not invest more than 10% of its net assets in illiquid or restricted securities. That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers or purchases of commercial paper that may be sold without registration under the federal securities laws.  The Trust may invest up to 25% of its net assets in restricted securities, subject to the 10% limit on illiquid securities and restricted securities other than those sold to qualified institutional purchasers.  The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.  Difficulty in selling a security may result in a loss to the Trust or additional costs.

Centennial Tax Exempt Trust

------------------------------------------------------------ ---------------------------------------------------------

Prospectus dated November 1,  2002
                                                             Centennial Tax Exempt Trust is a money market mutual
                                                             fund.  It seeks the maximum short-term interest income
                                                             exempt from federal income taxes that is consistent
                                                             with low capital risk and the maintenance of liquidity.
                                                             The Trust invests in short-term, high quality "money
                                                             market" securities.

                                                             This Prospectus contains important information about
                                                             the Trust's objective, its investment policies,
                                                             strategies and risks.  It also contains important
                                                             information about how to buy and sell shares of the
                                                             Trust and other account features.  Please read this
                                                             Prospectus carefully before you invest and keep it for
                                                             future reference about your account.
As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the Trust's
securities nor has it determined that this Prospectus is
accurate or complete.  It is a criminal offense to
represent otherwise.
------------------------------------------------------------ ---------------------------------------------------------

A B O U T  T H E  T R U S T

The Trust's Investment Objective and Strategies

WHAT IS THE TRUST'S INVESTMENT OBJECTIVE?  The Trust seeks the maximum short-term interest income exempt from federal income taxes that is consistent with low capital risk and the maintenance of liquidity.

WHAT DOES THE TRUST MAINLY INVEST IN? The Trust is a money market fund.  It invests in a variety of high-quality money market instruments to seek income.  Money market instruments are short-term, U.S. dollar denominated debt instruments issued by the U.S. government, domestic and foreign corporations and financial institutions and other entities.  They include, for example, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations.  To be considered "high-quality," generally they must be rated in one of the two highest credit-quality categories for short-term securities by nationally recognized rating services.  If unrated, a security must be determined by the Trust's investment manager to be of comparable quality to rated securities.

         The Trust normally invests 100% of its assets in municipal securities. As a fundamental policy, the
Trust will invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in securities investments the income from which is exempt from federal income taxes. Securities that generate income that is subject to alternative minimum taxes will not count towards that 80% threshold. The balance of the Trust's assets can be invested in investments the income from which may be taxable.  The Trust will not invest more than 20% of its net assets in municipal securities the income on which may be a tax preference item that would increase an individual investor's alternative minimum tax.

WHO IS THE TRUST DESIGNED FOR? The Trust is designed for investors who are seeking income at current money market rates while preserving the value of their investment, because the Trust tries to keep its share price stable at
$1.00.  Income on money market instruments tends to be lower than income on longer-term debt securities, so the
Trust's yield will likely be lower than the yield on longer-term fixed income funds.  The Trust does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Trust

         All investments carry risks to some degree.  Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks. There are risks that any of the Trust's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Trust's securities (and its share price) to fall.  As a result, there is a risk that the Trust's shares could fall below $1.00 per share.  If there is a high redemption demand for the Trust's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss. Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, and that poor security selection could cause the Trust to underperform other funds with similar objectives.

-------------------------------------------------------------------------------------------------------------------
An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.
-------------------------------------------------------------------------------------------------------------------

The Trust's Past Performance

The bar chart and table below show how the Trust's returns may vary over time, by showing changes in the Trust's performance from year to year for the last 10 calendar years and average annual total returns for the 1-, 5- and
10- year periods. Variability of returns is one measure of the risks of investing in a money market fund.  The
Trust's past investment performance does not predict how the Trust will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/02 through 9/30/02 the cumulative total return (not annualized) was 0.59%.
During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 0.91%
(4th Q '00) and the lowest return for a calendar quarter (not annualized) was 0.32% (4th Q '01).

Average Annual Total Returns
for the periods ended December 31, 2001                 1 Year         5 Years                10 Years
------------------------------------------------------- -------------- ---------------------- ------------------------
                                                        --------------                        ------------------------
Centennial Tax Exempt Trust (inception 9/8/81)          2.23%          2.85%                  2.76%
------------------------------------------------------- -------------- ---------------------- ------------------------

The returns in the table measure the performance of a hypothetical account and assume that all dividends have been reinvested in additional shares.

-------------------------------------------------------------------------------------------------------------------
The total returns are not the Trust's current yield. The Trust's yield more closely reflects the Trust's current earnings.  To obtain the Trust's current seven day yield, please call the Transfer Agent toll-free at
1.800.525.9310.
-------------------------------------------------------------------------------------------------------------------

Fees and Expenses of the Trust

The Trust pays a variety of expenses directly for management of its assets, administration and other services.
Those expenses are subtracted from the Trust's assets to calculate the Trust's net asset value per share. All shareholders therefore pay those expenses indirectly. The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Trust. The numbers below are based upon the
Trust's expenses during its fiscal year ended June 30, 2002.

SHAREHOLDER FEES.  The Trust does not charge any initial sales charge to buy shares or to reinvest dividends.
There are no exchange fees or redemption fees and no contingent deferred sales charges (unless you buy Trust shares by exchanging Class A shares of other eligible funds that were purchased subject to a contingent deferred sales charge, as described in "How to Sell Shares").

Annual Trust Operating Expenses (deducted from Trust assets):
(% of average daily net assets)

  ----------------------------------------------------------------- -----------------------------------------------
  Management Fees                                                   0.42%
  ----------------------------------------------------------------- -----------------------------------------------
  ----------------------------------------------------------------- -----------------------------------------------
  Distribution and/or Service (12b-1) Fees                          0.20%
  ----------------------------------------------------------------- -----------------------------------------------
  ----------------------------------------------------------------- -----------------------------------------------
  Other Expenses                                                    0.07%
  ----------------------------------------------------------------- -----------------------------------------------
  ----------------------------------------------------------------- -----------------------------------------------
  Total Annual Operating Expenses                                   0.69%
  ----------------------------------------------------------------- -----------------------------------------------
"Other expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Trust pays.  The Transfer Agent has voluntarily undertaken to the Trust to limit the transfer agent fees to 0.35% per annum.  That undertaking was effective October 1, 2001, and was pro-rated for the remainder of the fiscal year ending after that date, and may be amended or withdrawn at any time. After the waiver, the actual "Other
Expenses" and "Total Annual Operating Expenses" as percentages of average daily net assets were the same as shown above.

EXAMPLE. The following example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in shares of the Trust for the time periods indicated and reinvest your dividends and distributions. The example also assumes that your investment has a 5% return each year and that the Trust's operating expenses remain the same.  Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

   ------------------------------------------- ----------------- ----------------- --------------- ----------------
                                               1 year            3 years           5 years         10 years
   ------------------------------------------- ----------------- ----------------- --------------- ----------------
   ------------------------------------------- ----------------- ----------------- --------------- ----------------
                                               $70               $221              $384            $859
   ------------------------------------------- ----------------- ----------------- --------------- ----------------

About the Trust's Investments

THE TRUST'S PRINCIPAL INVESTMENT POLICIES.  The Trust invests in money market instruments meeting quality, maturity and diversification standards established by its Board of Trustees as well as rules that apply to money market funds under the Investment Company Act.  The Statement of Additional Information contains more detailed information about the Trust's investment policies and risks.

         The Trust's investment manager, Centennial Asset Management Corporation, (referred to in this Prospectus as the Manager) tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased. The rate of the Trust's income will vary from day to day, generally reflecting changes in overall short-term interest rates. There is no assurance that the Trust will achieve its investment objective.

What Does the Trust Invest In?  Money market instruments are high-quality, short-term debt instruments.  They may have fixed, variable or floating interest rates. All of the Trust's money market instruments must meet the special diversification, quality and maturity requirements set under the Investment Company Act and the special procedures set by the Board described briefly below.  The following is a brief description of the types of money market instruments the Trust can invest in.

     o   Municipal Securities.  The Trust buys municipal bonds and notes, tax-exempt commercial paper, certificates of participation in municipal leases and other debt obligations.  These are debt obligations issued by the governments of states, their political subdivisions (such as cities, towns and counties), or the District of Columbia, or by their agencies, instrumentalities and authorities, if the interest paid on the security is not subject to federal individual income tax in the opinion of bond counsel to the issuer.  All of these types of debt obligations are referred to as "municipal securities"
         in this Prospectus.

o        Other Money Market Instruments. Up to 20% of the Trust's assets can be invested in investments, the income from which may be taxable.  The Trust's taxable investments include repurchase agreements, municipal securities issued to benefit a private user and certain temporary investments.  These investments are described below under "Other Investment Strategies" or in the Statement of Additional
         Information.  Normally, the Trust will not invest more than 20% of its total assets in taxable investments.

         Additionally, the Trust can buy other money market instruments that the Manager approves under procedures adopted by its Board of Trustees from time to time.  They must be U.S. dollar-denominated short-term investments that the Manager determines to have minimal credit risks.

What Standards Apply to the Trust's Investments? Money market instruments are subject to credit risk, the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due. The Trust can buy only those instruments that meet standards set by the Investment Company Act for money market funds and procedures adopted by the Board of Trustees.  The Trust's Board of Trustees has
         adopted procedures to evaluate securities for the Trust's portfolio and the Manager has the responsibility to implement those procedures when selecting investments for the Trust.

In general, the Trust buys only high-quality investments that the Manager believes present minimal credit risk at the time of purchase.  "High-quality" investments are:
o        rated in one of the two highest short-term rating categories of two national rating organizations, or
o        rated by one rating organization in one of its two highest rating categories (if only one rating organization has rated the investment), or
o        unrated investments that the Manager determines are comparable in quality to the two highest rating categories.

         The procedures also limit the amount of the Trust's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Trust's investment risks. The Trust must also maintain an average portfolio maturity of not more than 90 days, to reduce interest rate risks.  Additionally, the remaining maturity of any single portfolio investment may not exceed the maximum time permitted under Rule 2a-7 (currently 397 days).

Can the Trust's Investment Objective and Policies Change?  The Trust's Board of Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Trust's outstanding voting shares.  The Trust's investment objective is a fundamental policy.
         Some investment restrictions that are fundamental policies are listed in the Statement of Additional
         Information. An investment policy is not fundamental unless this Prospectus or the Statement of
         Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Trust can use the investment techniques and strategies described below.  The Trust might not always use all of them.  These techniques have risks.  The Statement of
Additional Information contains more information about some of these practices, including limitations on their use that are designed to reduce the overall risks.

Floating Rate/Variable Rate Notes.  The Trust can purchase investments with floating or variable interest rates.
         Variable rates are adjustable at stated periodic intervals.  Floating rates are adjusted automatically according to a specified market rate or benchmark for such investment, such as the prime rate of a bank.  If the maturity of an investment is greater than the maximum time permitted under Rule 2a-7
         (currently 397 days), it can be purchased if it has a demand feature.  That feature must permit the
         Trust to recover the principal amount of the investment on not more than 30 days' notice at any time, or at specified times not exceeding the maximum time permitted under Rule 2a-7 (currently 397 days) from the date of purchase.

"When-Issued" and "Delayed-Delivery" Transactions.  The Trust can purchase municipal securities on a
         "when-issued" basis and can purchase or sell such securities on a "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery.  The Trust does not intend to make such purchases for speculative purposes.
         During the period between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment. There is a risk of loss to the Trust if the value of the security declines prior to the settlement date.

Municipal Lease Obligations.  Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities.  The Trust can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations.  If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable.  Some of these obligations might not have an active trading market and would be subject to the Trust's limits on "illiquid" securities described below.  From time to time the Trust can invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Trust's Board of Trustees.

Repurchase Agreements.  The Trust can enter into repurchase agreements.  In a repurchase transaction, the Trust buys a security and simultaneously sells it to the vendor for delivery at a future date.  Repurchase agreements must be fully collateralized.  However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Trust will not enter into repurchase transactions that will cause more than 10% of the Trust's net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Trust's net assets that can be subject to repurchase agreements of seven days or less.  Income earned on repurchase transactions is not tax exempt and accordingly, under normal market conditions, the Trust will limit its investments in repurchase transactions to 20% of its total assets.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  A restricted security is one that has a contractual limit on resale or which cannot be sold publicly until it is registered under federal securities laws.  The Trust will not invest more than 10% of its net assets in illiquid or restricted securities.  That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers or purchases of commercial paper that may be sold without registration under the federal securities laws. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.  Difficulty in selling a security may result in a loss to the Trust or additional costs.

Demand Features and Guarantees. The Trust can invest a significant percentage of its assets in municipal securities that have demand features, guarantees or similar credit and liquidity enhancements.  A demand feature permits the holder of the security to sell the security within a specified period of time at a stated price and entitles the holder of the security to receive an amount equal to the approximate amortized cost of the security plus accrued interest. A guarantee permits the holder of the security to receive, upon presentment to the guarantor, the principal amount of the underlying security plus accrued interest when due or upon default. A guarantee is the unconditional obligation of an entity other than the issuer of the security.  These securities are described in the Statement of Additional Information.

Temporary Defensive and Interim Investments.  In times of unstable adverse market or economic conditions, the
         Trust can invest up to 100% of its assets in temporary defensive or interim investments that are inconsistent with the Trust's principal investment strategies.  These temporary investments can include:
o        obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities,
o        bankers' acceptances; taxable commercial paper rated in the highest category by a rating organization,
o        short-term taxable debt obligations rated in one of the two highest rating categories of a rating organization,
o        certificates of deposit of domestic banks, and
o        repurchase agreements.

         To the extent the Trust assumes a temporary defensive position, a significant portion of the Trust's distributions may be taxable.

Centennial Government Trust

------------------------------------------------------------ ---------------------------------------------------------

Prospectus dated November 1, 2002
                                                             Centennial Government Trust is a money market mutual
                                                             fund.  It seeks a high level of current income
                                                             consistent with preserving capital and maintaining
                                                             liquidity.  The Trust invests in short-term,
                                                             high-quality "money market" investments.

                                                             This Prospectus contains important information about
                                                             the Trust's objective, its investment policies,
                                                             strategies and risks.  It also contains important
                                                             information about how to buy and sell shares of the
                                                             Trust and other account features.  Please read this
                                                             Prospectus carefully before you invest and keep it for
                                                             future reference about your account.

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the Trust's
securities nor has it determined that this Prospectus is
accurate or complete.  It is a criminal offense to
represent otherwise.
------------------------------------------------------------ ---------------------------------------------------------

                                                        15
A B O U T  T H E  T R U S T

The Trust's Investment Objective and Strategies

WHAT IS THE TRUST'S INVESTMENT OBJECTIVE?  The Trust seeks a high level of current income that is consistent with the preservation of capital and the maintenance of liquidity.

WHAT DOES THE TRUST MAINLY INVEST IN?  The Trust is a money market fund.  It invests in a variety of high-quality money market instruments to seek income.  The Trust invests principally in short-term, U.S. dollar denominated debt instruments issued by the U.S. government, its agencies and instrumentalities.  To be considered
"high-quality," generally they must be rated in one of the two highest credit-quality categories for short-term securities by nationally recognized rating services.  If unrated, a security must be determined by the Trust's investment manager to be of comparable quality to rated securities.  Many of the securities issued by the U.S.
government are not rated, but the Trust may purchase them because they meet the "high quality" standards of the
Trust.

         The Trust will invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt instruments issued by the U.S. government, its agencies and instrumentalities.
Although this is not a fundamental policy, the amount so invested will not be changed by the Board without providing shareholders at least 60 days prior notice of the change.

WHO IS THE TRUST DESIGNED FOR?  The Trust is designed for investors who are seeking income at current money market rates while preserving the value of their investment, because the Trust tries to keep its share price stable at $1.00.  Income on money market instruments tends to be lower than income on longer-term debt securities, so the Trust's yield will likely be lower than the yield on longer-term fixed income funds.  The
Trust does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Trust

         All investments carry risks to some degree.  Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks. There are risks that any of the Trust's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Trust's investments (and its share price) to fall.  As a result, there is a risk that the Trust's shares could fall below $1.00 per share.  If there is a high redemption demand for the Trust's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss.  Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, and that poor security selection could cause the Trust to underperform other funds with similar objectives.

-------------------------------------------------------------------------------------------------------------------
An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.
-------------------------------------------------------------------------------------------------------------------

The Trust's Past Performance

The bar chart and table below show how the Trust's returns may vary over time, by showing changes in the Trust's performance from year to year for the last 10 calendar years and average annual total returns for the 1-, 5- and
10- year periods. Variability of returns is one measure of the risks of investing in a money market fund.  The
Trust's past investment performance does not predict how the Trust will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/02 through 9/30/02 the cumulative total return  (not annualized) was 1.02%.
During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 1.48%
(4th 'Q 00) and the lowest return (not annualized) for a calendar quarter was 0.49% (4th Q '01).

Average Annual Total Returns
for the periods ended December 31, 2001                 1 Year         5 Years                10 Years
------------------------------------------------------- -------------- ---------------------- ------------------------
                                                        --------------                        ------------------------
Centennial Government Trust (inception 10/5/81)         3.54%          4.67%                  4.32%
------------------------------------------------------- -------------- ---------------------- ------------------------

The returns in the table measure the performance of a hypothetical account and assume that all dividends have been reinvested in additional shares.

-------------------------------------------------------------------------------------------------------------------
The total returns are not the Trust's current yield. The Trust's yield more closely reflects the Trust's current earnings.  To obtain the Trust's current seven day yield, please call the Transfer Agent toll-free at
1.800.525.9310.
-------------------------------------------------------------------------------------------------------------------

Fees and Expenses of the Trust

The Trust pays a variety of expenses directly for management of its assets, administration and other services.
Those expenses are subtracted from the Trust's assets to calculate the Trust's net asset value per share. All shareholders therefore pay those expenses indirectly.  The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Trust. The numbers below are based upon the
Trust's expenses during its fiscal year ended June 30, 2002.

SHAREHOLDER FEES. The Trust does not charge any initial sales charge to buy shares or to reinvest dividends.
There are no exchange fees or redemption fees and no contingent deferred sales charges (unless you buy Trust shares by exchanging Class A shares of other eligible funds that were purchased subject to a contingent deferred sales charge, as described in "How to Sell Shares").

Annual Trust Operating Expenses (deducted from Trust assets):
(% of average daily net assets)

  ----------------------------------------------------------------- -----------------------------------------------
  Management Fees1                                                  0.43%
  ----------------------------------------------------------------- -----------------------------------------------
  ----------------------------------------------------------------- -----------------------------------------------
  Distribution and/or Service (12b-1) Fees                          0.20%
  ----------------------------------------------------------------- -----------------------------------------------
  ----------------------------------------------------------------- -----------------------------------------------
  Other Expenses2                                                   0.08%
  ----------------------------------------------------------------- -----------------------------------------------
  ----------------------------------------------------------------- -----------------------------------------------
  Total Annual Operating Expenses                                   0.71%
  ----------------------------------------------------------------- -----------------------------------------------
1. The management fee is shown without giving effect to a contractual management fee reduction.  With that reduction the Management fee was 0.35% and the "Total Annual Operating Expenses" were 0.63%.
2.  "Other expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Trust pays.  The Transfer Agent has voluntarily undertaken to the Trust to limit the transfer agent fees to 0.35% per annum.  That undertaking was effective October 1, 2001, and was pro-rated for the remainder of the fiscal year ending after that date, and may be amended or withdrawn at any time. After the waiver, the actual "Other
Expenses" and "Total Annual Operating Expenses" as percentages of average daily net assets were the same as shown above.

EXAMPLE. The following example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in shares of the Trust for the time periods indicated and reinvest your dividends and distributions.  The example also assumes that your investment has a 5% return each year and that the Trust's operating expenses remain the same.  Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows whether or not you redeem your investment at the end of each period:

   ------------------------------------------- ----------------- ----------------- --------------- ----------------
                                               1 year            3 years           5 years         10 years
   ------------------------------------------- ----------------- ----------------- --------------- ----------------
   ------------------------------------------- ----------------- ----------------- --------------- ----------------
                                               $73               $227              $395            $883
   ------------------------------------------- ----------------- ----------------- --------------- ----------------

About the Trust's Investments

THE TRUST'S PRINCIPAL INVESTMENT POLICIES.  The Trust invests in money market instruments meeting quality, maturity and diversification standards established by its Board of Trustees as well as rules that apply to money market funds under the Investment Company Act.  The Statement of Additional Information contains more detailed information about the Trust's investment policies and risks.

         The Trust's investment manager, Centennial Asset Management Corporation, (referred to in this Prospectus as the Manager) tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased. The rate of the Trust's income will vary from day to day, generally reflecting changes in overall short-term interest rates. There is no assurance that the Trust will achieve its investment objective.

What Does the Trust Invest In?  Money market instruments are high-quality, short-term debt instruments.  They may have fixed, variable or floating interest rates. All of the Trust's money market instruments must meet the special diversification, quality and maturity requirements set under the Investment Company Act and the special procedures set by the Board described briefly below.  The following is a brief description of the types of money market instruments the Trust can invest in.

o        U.S. Government Securities. The Trust invests mainly in obligations issued or guaranteed by the U.S.
         government or any of its agencies or instrumentalities. Some are direct obligations of the U.S.
         Treasury, such as Treasury bills, notes and bonds, and are supported by the full faith and credit of the
         United States.  Other U.S. government securities, such as pass-through certificates issued by the
         Government National Mortgage Association (Ginnie Mae), are also supported by the full faith and credit of the U.S. government.  Some government securities, agencies or instrumentalities of the U.S.
         government are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal National Mortgage Corporation (Fannie Mae).  Others may be supported only by the credit of the instrumentality, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

o        Other Money Market Instruments. The Trust can invest in variable or floating rate notes, variable rate master demand notes or in master demand notes.  The Trust can also purchase other debt obligations with a length of permitted maturity up to the maximum permitted under Rule 2a-7 (currently 397 days) from the date of purchase.  It may purchase debt obligations that have been called for redemption by the issuer if the redemption will occur within the length of permitted maturity up to the maximum permitted under
         Rule 2a-7 (currently 397 days). Please refer to "What Standards Apply to the Trust's Investments?" below for more details.

         Additionally, the Trust can buy other money market instruments that the Manager approves under procedures adopted by its Board of Trustees from time to time.  They must be U.S. dollar-denominated short-term investments that the Manager determines to have minimal credit risks.

What Standards Apply to the Trust's Investments?  Money market instruments are subject to credit risk, the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due.  The Trust can buy only those instruments that meet standards set by the Investment Company Act for money market funds and procedures adopted by the Board of Trustees. The Trust's Board of Trustees has
         adopted procedures to evaluate securities for the Trust's portfolio and the Manager has the responsibility to implement those procedures when selecting investments for the Trust.

In general, the Trust buys only high-quality investments that the Manager believes present minimal credit risk at the time of purchase.  "High-quality" investments are:

o        rated in one of the two highest short-term rating categories of two national rating organizations, or
o        rated by one rating organization in one of its two highest rating categories (if only one rating organization has rated the investment), or
o        unrated investments that the Manager determines are comparable in quality to the two highest rating categories.

         The procedures also limit the amount of the Trust's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Trust's investment risks.  According to the standards, the Trust can invest without limit in U.S. government securities because of their limited investment risks.  No security's maturity will exceed the maximum time permitted under Rule 2a-7
(currently 397 days).  Finally, the Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, to reduce interest rate risks.

Can the Trust's Investment Objective and Policies Change?  The Trust's Board of Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Trust's outstanding voting shares.  The Trust's investment objective is a fundamental policy.
         Some of the investment restrictions that are fundamental policies are listed in the Statement of
         Additional Information.  An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Trust can use the investment techniques and strategies described below.  The Trust might not always use all of them.  These techniques have risks.  The Statement of
Additional Information contains more information about some of these practices, including limitations on their use that are designed to reduce the overall risks.

Floating Rate/Variable Rate Notes.  The Trust can purchase investments with floating or variable interest rates.
         Variable rates are adjustable at stated periodic intervals.  Floating rates are adjusted automatically according to a specified market rate or benchmark for such investment, such as the prime rate of a bank.  If the maturity of an investment is greater than the maximum time permitted under Rule 2a-7
         (currently 397 days), it can be purchased if it has a demand feature.  That feature must permit the
         Trust to recover the principal amount of the investment on not more than 30 days' notice at any time, or at specified times not exceeding the maximum time permitted under Rule 2a-7 (currently 397 days).

Repurchase Agreements.  The Trust can enter into repurchase agreements.  In a repurchase transaction, the Trust buys a security and simultaneously sells it to the vendor for delivery at a future date.  Repurchase agreements must be fully collateralized.  However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Trust will not enter into repurchase transactions that will cause more than 10% of the Trust's net assets to be subject to repurchase agreements having a maturity beyond seven days.  There is no limit on the amount of the Trust's net assets that may be subject to repurchase agreements maturing in seven days or less.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  A restricted security is one that has a contractual limit on its resale or which cannot be sold publicly until it is registered under federal securities laws. The Trust will not invest more than 10% of its net assets in illiquid securities. That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers or purchases of commercial paper that may be sold without registration under the federal securities laws. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.  Difficulty in selling a security may result in a loss to the Trust or additional costs.

I N V E S T I N G  I N  T H E  T R U S T S

The information below applies to Centennial Money Market Trust, Centennial Tax Exempt Trust and Centennial
Government Trust.  Each is referred to as a "Trust" and they are collectively referred to as the "Trusts." Unless otherwise indicated, this information applies to each Trust.

How the Trusts are Managed

THE MANAGER. The investment advisor for the Trusts is the Manager, Centennial Asset Management Corporation, a
wholly owned subsidiary of OppenheimerFunds, Inc.  The Manager chooses each of the Trust's investments and handles its day-to-day business. The Manager carries out its duties subject to the policies established by the
Trust's Board of Trustees, under an investment advisory agreement with each Trust that states the Manager's responsibilities.  The agreement sets the fees the Trust pays to the Manager and describes the expenses that the
Trust is responsible to pay to conduct its business.

         The Manager has been an investment advisor since 1978.  The Manager and its subsidiaries and controlled affiliates managed more than $120 billion in assets as of September 30, 2002, including other Oppenheimer funds with more than seven million shareholder accounts.  The Manager is located at 6803 South Tucson Way, Centennial,
Colorado 80112.

Portfolio Managers. The portfolio managers of the Trusts are the persons principally responsible for the day-to-day management of the Trusts' portfolios.  The portfolio managers of Centennial Money Market
         Trust and Centennial Government Trust are Carol E. Wolf and Barry D. Weiss.  Ms. Wolf has had this responsibility since November 1988 for Centennial Government Trust and October 1990 for Centennial Money
         Market Trust and Mr. Weiss, since August 2001. Each is an officer of Centennial Money Market Trust and
         Centennial Government Trust.   Ms. Wolf is a Senior Vice President and Mr. Weiss is a Vice President of
         the Manager, and each is an officer and portfolio manager of other funds for which the Manager or an affiliate serves as investment advisor. The portfolio manager of Centennial Tax Exempt Trust is Michael
         Carbuto (since October 1987).  Mr. Carbuto is a Vice President of OppenheimerFunds, Inc., a Vice
         President of Centennial Tax Exempt Trust and an officer and portfolio manager of other funds for which the Manager or an affiliate serves as investment advisor.

Advisory Fees.  Under each investment advisory agreement, a Trust pays the Manager an advisory fee at an annual rate that declines on additional assets as the Trust grows.  That fee is computed on the net assets of the respective Trust as of the close of each business day.

o        Centennial Money Market Trust.  The annual management fee rates are: 0.500% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.450% of the next $250 million, 0.425% of the next $250 million, 0.400% of the next $250 million, 0.375% of the next $250 million, 0.350% of the next
         $500 million, and 0.325% of net assets in excess of $2 billion.  In the agreement, the Manager guarantees that the Trust's total expenses in any fiscal year, exclusive of taxes, interest and brokerage commissions, and extraordinary expenses such as litigation costs, shall not exceed the lesser of (1) 1.5% of the average annual net assets of the Trust up to $30 million and 1% of its average annual net assets in excess of $30 million; or (2) 25% of the total annual investment income of the Trust.
         Centennial Money Market Trust's management fee for its fiscal year ended June 30, 2002 was 0.33% of the
         Trust's average annual net assets before the expense reduction noted above and 0.30% after the expense reduction noted above.

o        Centennial Government Trust.  The annual management fee rates are: 0.500% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.450% of the next $250 million, 0.425% of the next $250 million, 0.400% of the next $250 million, 0.375% of the next $250 million, and 0.350% of net assets in excess of $1.5 billion. The Manager has made the same guarantee to Centennial Government Trust regarding expenses as described above for Centennial Money Market Trust. The Trust's management fee for its fiscal year ended June 30, 2002 was 0.43% of the Trust's average annual net assets before the expense reduction noted above and 0.35% after the expense reduction noted above.

o        Centennial Tax Exempt Trust.  The annual management fee rates applicable to the Trust are as follows:
         0.500% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.450% of the next $250 million, 0.425% of the next $250 million, 0.400% of the next $250 million, 0.375% of the next $250 million, 0.350% of the next $500 million, and 0.325% of net assets in excess of $2 billion.
         Under the agreement, when the value of the Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates.  However, the annual fee cannot be less than $0.  The Trust's management fee for its fiscal year ended June 30, 2002 was 0.42% of the Trust's average annual net assets.

How to Buy Shares

AT WHAT PRICE ARE SHARES SOLD?  Shares of each Trust are sold at their offering price, which is the net asset value per share without any sales charge.  The net asset value per share will normally remain fixed at $1.00 per share.  However, there is no guarantee that a Trust will maintain a stable net asset value of $1.00 per share.

         The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor (Centennial Asset Management Corporation) or the
Sub-Distributor (OppenheimerFunds Distributor, Inc.) receives the purchase order at its offices in Colorado, or after any agent appointed by the Sub-Distributor receives the order and sends it to the Sub-Distributor as described below.

How is a Trust's Net Asset Value Determined?  The net asset value of shares of each Trust is normally determined twice each day, at 12:00 Noon and at 4:00 P.M., on each day The New York Stock Exchange is open for trading (referred to in this Prospectus as a "regular business day"). All references to time in this
         Prospectus mean "Eastern time."

         The net asset value per share is determined by dividing the value of a Trust's net assets by the number of shares that are outstanding. Under a policy adopted by the Board of Trustees of the Trusts, each Trust uses the amortized cost method to value its securities to determine net asset value.

         The shares of each Trust offered by this Prospectus are considered to be Class A shares for the purposes of exchanging them or reinvesting distributions among other eligible funds that offer more than one class of shares.

         If, after the close of the principal market on which a security held by the Trusts are traded, and before the time the Trusts' securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Trusts' Board of Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

HOW MUCH MUST YOU INVEST?  You can open an account with a minimum initial investment described below, depending on how you buy and pay for your shares.  You can make additional purchases at any time with as little as $25.
The minimum investment requirements do not apply to reinvesting distributions from the Trust or other eligible funds (a list of them appears in the Statement of Additional Information, or you can ask your broker/dealer or call the Transfer Agent) or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

HOW ARE SHARES PURCHASED? You can buy shares in one of several ways:

Buying Shares Through a Broker/Dealer's Automatic Purchase and Redemption Program.  You can buy shares of a Trust through a broker/dealer that has a sales agreement with the Trust's Distributor or Sub-Distributor that allows shares to be purchased through the broker/dealer's Automatic Purchase and Redemption Program.
         Shares of each Trust are sold mainly to customers of participating broker/dealers that offer the Trusts'
         shares under these special purchase programs.  If you participate in an Automatic Purchase and
         Redemption Program established by your broker/dealer, your broker/dealer buys shares of the Trust for your account with the broker/dealer.  Program participants should also read the description of the program provided by their broker/dealer.

Buying Shares Through Your Broker/Dealer.  If you do not participate in an Automatic Purchase and Redemption
         Program, you can buy shares of a Trust through any broker/dealer that has a sales agreement with the
         Distributor or Sub-Distributor.  Your broker/dealer will place your order with the Distributor on your behalf.

Buying Shares Directly Through the Sub-Distributor.  You can also purchase shares directly through the Trusts'
         Sub-Distributor.  Shareholders who make purchases directly and hold shares in their own names are referred to as "direct shareholders" in this Prospectus.

         The Sub-Distributor may appoint certain servicing agents to accept purchase (and redemption) orders, including broker/dealers that have established Automatic Purchase and Redemption Programs.  The Distributor or
Sub-Distributor, in their sole discretion, may reject any purchase order for shares of a Trust.

AUTOMATIC PURCHASE AND REDEMPTION PROGRAM.  If you buy shares of a Trust through your broker/dealer's Automatic
Purchase and Redemption Program, your broker/dealer will buy your shares for your Program Account and will hold your shares in your broker/dealer's name.  These purchases will be made under the procedures described in
"Guaranteed Payment Procedures" below.  Your Automatic Purchase and Redemption Program Account may have minimum investment requirements established by your broker/dealer.  You should direct all questions about your Automatic
Purchase and Redemption Program to your broker/dealer, because the Trusts' Transfer Agent does not have access to information about your account under that Program.

Guaranteed Payment Procedures.  Some broker/dealers may have arrangements with the Distributor to enable them to place purchase orders for shares of a Trust and to guarantee that the Trust's custodian bank will receive Federal Funds to pay for the shares prior to specified times. Broker/dealers whose clients participate in Automatic Purchase and Redemption Programs may use these guaranteed payment procedures to pay for purchases of shares of a Trust.

o        If the Distributor receives a purchase order before 12:00 Noon on a regular business day with the broker/dealer's guarantee that the Trusts' custodian bank will receive payment for those shares in
         Federal Funds by 2:00 P.M. on that same day, the order will be effected at the net asset value determined at 12:00 Noon that day. Distributions will begin to accrue on the shares on that day if the
         Federal Funds are received by the required time.

o        If the Distributor receives a purchase order after 12:00 Noon on a regular business day with the broker/dealer's guarantee that the Trusts' custodian bank will receive payment for those shares in
         Federal Funds by 2:00 P.M. on that same day, the order will be effected at the net asset value determined at 4:00 P.M. that day.  Distributions will begin to accrue on the shares on that day if the
         Federal Funds are received by the required time.

o        If the Distributor receives a purchase order between 12:00 Noon and 4:00 P.M. on a regular business day with the broker/dealer's guarantee that the Trusts' custodian bank will receive payment for those shares in Federal Funds by 4:00 P.M. the next regular business day, the order will be effected at the net asset value determined at 4:00 P.M. on the day the order is received and distributions will begin to accrue on the shares purchased on the next regular business day if the Federal Funds are received by the required time.

HOW CAN DIRECT SHAREHOLDERS BUY SHARES?  Direct shareholders can buy shares of a Trust by completing a Centennial
Funds new account application and sending it to the Sub-Distributor, OppenheimerFunds Distributor, Inc., P.O. Box
5143, Denver, Colorado 80217.  Payment must be made by check or by Federal Funds wire as described below.  If you don't list a broker/dealer on the application, the Sub-Distributor, will act as your agent in buying the shares.
However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Trust is appropriate for you.

         Each Trust intends to be as fully invested as possible to maximize its yield.  Therefore, newly purchased shares normally will begin to accrue distributions after the Sub-Distributor or its agent accepts your purchase order, starting on the business day after the Trust receives Federal Funds from the purchase payment.

Payment by Check.  Direct shareholders may pay for purchases of shares of a Trust by check. Send your check, payable to "OppenheimerFunds Distributor, Inc.," along with your application and other documents to the address listed above.  For initial purchases, your check should be payable in U.S. dollars and drawn on a U.S. bank so that distributions will begin to accrue on the next regular business day after the
         Sub-Distributor accepts your purchase order. If your check is not drawn on a U.S. bank and is not payable in U.S. dollars, the shares will not be purchased until the Sub-Distributor is able to convert the purchase payment to Federal Funds.  In that case distributions will begin to accrue on the purchased shares on the next regular business day after the purchase is made.  The minimum initial investment for direct shareholders by check is $500.

Payment by Federal Funds Wire.  Direct shareholders may pay for purchases of shares of a Trust by Federal Funds wire.  You must also forward your application and other documents to the address listed above. Before sending a wire, call the Sub-Distributor's Wire Department at 1.800.525.9310 (toll-free from within the
         U.S.) or 303.768.3200 (from outside the U.S.) to notify the Sub-Distributor of the wire, and to receive further instructions.

         Distributions will begin to accrue on the purchased shares on the purchase date that is a regular business day if the Federal Funds from your wire and the application are received by the Sub-Distributor and accepted by 12:00 Noon.  If the Sub-Distributor receives the Federal Funds from your wire and accepts the purchase order between 12:00 Noon and 4:00 P.M. on the purchase date, distributions will begin to accrue on the shares on the next regular business day.  The minimum investment by Federal Funds Wire is $2,500.

Buying Shares Through Automatic Investment Plans.  Direct shareholders can purchase shares of a Trust automatically each month by authorizing the Trust's Transfer Agent to debit your account at a U.S.
         domestic bank or other financial institution.  Details are in the Automatic Investment Plan application and the Statement of Additional Information. The minimum monthly purchase is $25.

Service (12b-1) Plans. Each Trust has adopted a service plan.  It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold shares of the Trust.  Reimbursement is made quarterly, or monthly depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees (together with significant amounts from the Manager's own resources) to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold shares of the Trust.

Retirement Plans.  Direct shareholders may buy shares of Centennial Money Market Trust or Centennial Government
         Trust for a retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account.  The Sub-Distributor also offers a number of different retirement plans that individuals and employers can use:
o        Individual Retirement Accounts (IRAs).  These include regular IRAs, Roth IRAs, SIMPLE IRAs, and rollover
         IRAs.
o        SEP-IRAs.  These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
o        403(b)(7) Custodial Plans.  These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
o        401(k) Plans.  These are special retirement plans for businesses.
o        Pension and Profit-Sharing Plans.  These plans are designed for businesses and self-employed individuals.

         Please call the Sub-Distributor for retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.  Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent.

HOW CAN PROGRAM PARTICIPANTS SELL SHARES?  If you participate in an Automatic Purchase and Redemption Program sponsored by your broker/dealer, you must redeem shares held in your Program Account by contacting your broker/dealer firm, or you can redeem shares by writing checks as described below.  You should not contact the
Trusts or their Transfer Agent directly to redeem shares held in your Program Account.  You may also arrange (but only through your broker/dealer) to have the proceeds of redeemed Trust shares sent by Federal Funds wire, as described below in "Sending Redemption Proceeds by Wire."

HOW CAN DIRECT SHAREHOLDERS REDEEM SHARES?  Direct shareholders can redeem their shares by writing a letter to the Transfer Agent, by using a Trust's checkwriting privilege, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis.  If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent for assistance first, at 1.800.525.9310.

Certain Requests Require a Signature Guarantee.  To protect you and the Trusts from fraud, the following redemption requests for accounts of direct shareholders must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
     o   You wish to redeem more than $100,000 and receive a check
     o   The redemption check is not payable to all shareholders listed on the account statement
     o   The redemption check is not sent to the address of record on your account statement
     o   Shares are being transferred to an account with a different owner or name
     o   Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can Direct Shareholders Have Their Signatures Guaranteed?  The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.

         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

How Can Direct Shareholders Sell Shares by Mail?  Write a letter of instruction to the Transfer Agent that includes:
     o   Your name
     o   The Trust's name
     o   Your account number (from your account statement)
     o   The dollar amount or number of shares to be redeemed
     o   Any special payment instructions
     o   Any share certificates for the shares you are selling
     o   The signatures of all registered owners exactly as the account is registered, and
     o   Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

------------------------------------------------------------ ---------------------------------------------------------
-----------------------------------------------------------  --------------------------------------------------------
Use the following address for                                Send courier or express mail
-----------------------------------------------------------  requests to:
requests by mail:                                            Shareholder Services, Inc.
Shareholder Services, Inc.                                   10200 E. Girard Avenue, Building D
P.O. Box 5143                                                Denver, Colorado 80231
Denver, Colorado 80217-5143
------------------------------------------------------------ ---------------------------------------------------------

How Can Direct Shareholders Sell Shares by Telephone?  Direct shareholders and their broker/dealer representative of record may also sell shares by telephone.  To receive the redemption price calculated on a particular regular business day, the Transfer Agent or its designated agent must receive the request by 4:00 P.M.
         on that day. You may not redeem shares held under a share certificate or in a retirement account by telephone.  To redeem shares through a service representative, call 1.800.525.9310.  Proceeds of telephone redemptions will be paid by check payable to the shareholder(s) of record and will be sent to the address of record for the account. Up to $100,000 may be redeemed by telephone in any seven-day period.  This service is not available within 30 days of changing the address on an account.

Retirement Plan Accounts.  There are special procedures to sell shares held in a retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Trust shares in your plan account.

Sending Redemption Proceeds By Wire.  While the Transfer Agent normally sends direct shareholders their money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate.  It must be a commercial bank that is a member of the Federal Reserve wire system.  The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each request.  To find out how to set up this feature on an account or to arrange a wire, direct shareholders should call the Transfer Agent at 1.800.525.9310.  If you hold your shares through your broker/dealer's
         Automatic Purchase and Redemption Program, you must contact your broker/dealer to arrange a Federal
         Funds wire.

Can Direct Shareholders Submit Requests by Fax?  Direct shareholders may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).  Please call 1.800.525.9310 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this
         Prospectus.

HOW DO I WRITE CHECKS AGAINST MY ACCOUNT?  Automatic Purchase and Redemption Program participants may write checks against an account held under their Program, but must arrange for checkwriting privileges through their broker/dealers.  Direct shareholders may write checks against their account by requesting that privilege on the account application or by contacting the Transfer Agent for signature cards.  They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If checkwriting is established after November 1, 2000, only one signature is required for shareholders with joint accounts, unless you elect otherwise.

     o   Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Trust's custodian bank.
     o   Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
     o   Checks must be written for at least $250.
     o   Checks cannot be paid if they are written for more than your account value.
     o   You may not write a check that would require the Trust to redeem shares that were purchased by check or
         Automatic Investment Plan payments within the prior 10 days.

     Don't use your checks if you changed your account number, until you receive new checks.

WILL I PAY A SALES CHARGE WHEN I SELL MY SHARES?  The Trusts do not charge a fee to redeem shares of a Trust that were bought directly or by reinvesting distributions from that Trust or another Centennial Trust or eligible fund.  Generally, there is no fee to redeem shares of a Trust bought by exchange of shares of another Centennial
Trust or eligible fund.  However,

o        if you acquired shares of  a Trust by exchanging Class A shares of another eligible fund that you bought subject to the Class A contingent deferred sales charge, and
o        those shares are still subject to the Class A contingent deferred sales charge when you exchange them into the Trust, then
o        you will pay the contingent deferred sales charge if you redeem those shares from the Trust within 18 months of the purchase date of the shares of the fund you exchanged.

How to Exchange Shares

Shares of a Trust may be exchanged for shares of certain other Centennial Trusts or other eligible funds, depending on whether you own your shares through your broker/dealer's Automatic Purchase and Redemption Program or as a direct shareholder.

HOW CAN PROGRAM PARTICIPANTS EXCHANGE SHARES?  If you participate in an Automatic Purchase and Redemption Program sponsored by your broker/dealer, you may exchange shares held in your Program Account for shares of Centennial
Money Market Trust, Centennial Government Trust, Centennial Tax Exempt Trust, Centennial California Tax Exempt
Trust and Centennial New York Tax Exempt Trust (referred to in this Prospectus as the "Centennial Trusts"), if available for sale in your state of residence, by contacting your broker or dealer and obtaining a Prospectus of the selected Centennial Trust.

HOW CAN DIRECT SHAREHOLDERS EXCHANGE SHARES?  Direct shareholders can exchange shares of a Trust for Class A shares of certain eligible funds listed in the Statement of Additional Information.  To exchange shares, you must meet several conditions:

     o   Shares of the fund selected for exchange must be available for sale in your state of residence.
     o   The prospectuses of the Trust and the fund whose shares you want to buy must offer the exchange privilege.
     o   You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
     o   You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
     o   Before exchanging into a fund, you must obtain and read its prospectus.

         Shares of a particular class of an eligible fund may be exchanged only for shares of the same class in other eligible funds.  For example, you can exchange shares of a Trust only for Class A shares of another fund, and you can exchange only Class A shares of another eligible fund for shares of a Trust.

         You may pay a sales charge when you exchange shares of a Trust.  Because shares of the Trusts are sold without sales charge, in some cases you may pay a sales charge when you exchange shares of a Trust for shares of other eligible funds that are sold subject to a sales charge. You will not pay a sales charge when you exchange shares of a Trust purchased by reinvesting distributions from that Trust or other eligible funds (except
Oppenheimer Cash Reserves), or when you exchange shares of a Trust purchased by exchange of shares of an eligible fund on which you paid a sales charge.

         For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss.  Since shares of a Trust normally maintain a $1.00 net asset value, in most cases you should not realize a capital gain or loss when you sell or exchange your shares.  Please refer to "How to Exchange Shares" in the Statement of Additional Information for
more details.

         Direct shareholders can find a list of eligible funds currently available for exchanges in the Statement of Additional Information or you can obtain one by calling a service representative at 1.800.525.9310.  The list of eligible funds can change from time to time.

How Do Direct Shareholders Submit Exchange Requests?  Direct shareholders may request exchanges in writing or by telephone:

     o   Written Exchange Requests.  Complete an Exchange Authorization Form, signed by all owners of the account.  Send it to the Transfer Agent at the address on the back cover.  Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.

     o   Telephone Exchange Requests.  Telephone exchange requests may be made by calling a service representative at 1.800.525.9310.  Telephone exchanges may be made only between accounts that are registered with the same name(s) and address.  Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES?  There are certain exchange policies you should be aware of:

     o   Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above.  Requests for exchanges to any of the Centennial Trusts must be received by the Transfer Agent by 4:00 P.M. on a regular business day to be effected that day.  The
         Transfer Agent must receive requests to exchange shares of a Trust to funds other than the Centennial
         Trusts on a regular business day by the close of The New York Stock Exchange that day.  The close is normally 4:00 P.M. but may be earlier on some days.  However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by the same day exchange.

     o   The interests of the Trusts' long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing."  When large dollar amounts are involved, the Trusts may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Trusts to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's shares. These factors may hurt the Trusts' performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Trusts' ability to manage its investments, the Manager and the Trusts may reject purchase orders and exchanges into the Trusts by any person, group or account that the Manager believes to be a market timer.

     o   The Trusts may amend, suspend or terminate the exchange privilege at any time. The Trusts will provide you notice whenever they are required to do so by applicable law, but they may impose changes at any time for emergency purposes.

     o   Because excessive trading can hurt fund performance and harm shareholders, the Trusts reserve the right to refuse any exchange request that may, in the opinion of the Trusts, be disadvantageous, or to refuse multiple exchange requests submitted by a shareholder or dealer.

     o   If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Trusts' policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

The offering of shares of a Trust may be suspended during any period in which the Trust's determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the
         Board believes it is in a Trust's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Trusts at any time.  The Trusts will provide you notice whenever they are required to do so by applicable law.  If an account has more than one owner, the Trusts and the Transfer Agent may rely on the instructions of any one owner.  Telephone privileges apply to each owner of the account and the broker/dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and it has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data and by confirming such transactions in writing. The
         Transfer Agent and the Trusts will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.  From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Payment for redeemed shares ordinarily is made in cash.  It is forwarded by check or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form.  However, under unusual circumstances determined by the Securities and Exchange
         Commission, payment may be delayed or suspended.  For accounts registered in the name of a broker/dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay forwarding a check or making a payment via Federal Funds wire for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased.  That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer
         Agent that your purchase payment has cleared.

Involuntary redemptions of small accounts may be made by the Trusts if the account value has fallen below $250 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor or Sub-Distributor for losses from the cancellation of share purchase orders.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Trust your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Trusts will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Trusts' privacy policy to shareholders having the same last name and address on the Trusts' records. The consolidation of these mailings, called householding, benefits the Trusts through reduced mailing expense.

         If you want to receive multiple copies of these materials, you may call the Transfer Agent at
         1.800.525.9310. You may also notify the Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

Dividends and Tax Information

DIVIDENDS.  Each Trust intends to declare dividends from net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees.  To maintain a net asset value of $1.00 per share, a Trust might withhold dividends or make distributions from capital or capital gains.
Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to a
Trust from the purchase payment for such shares.

CAPITAL GAINS.  Each Trust normally holds its securities to maturity and therefore will not usually pay capital gains. Although the Trusts do not seek capital gains, a Trust could realize capital gains on the sale of its portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year.  A Trust may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

What Choices Do I Have for Receiving Distributions?  For Automatic Purchase and Redemption Programs, dividends and distributions are automatically reinvested in additional shares of the selected Trust.  For direct shareholders, when you open your account, you should specify on your application how you want to receive your dividends and distributions.  You have four options:

o        Reinvest All Distributions in the Trust.  You can elect to reinvest all dividends and capital gains distributions in the selected Trust.
o        Reinvest Capital Gains Only.  You can elect to reinvest some capital gains distributions (short-term capital gains or long-term capital gains distributions) in the selected Trust while receiving dividends by check or having them sent to your bank account.
o        Receive All Distributions in Cash.  You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank.
o        Reinvest Your Distributions in Another Account.  You can reinvest all distributions (dividends, short-term capital gains or long-term capital gains distributions) in the same class of shares of another eligible fund account you have established.

Under the terms of Automatic Purchase and Redemption Programs, your broker/dealer can redeem shares to satisfy debit balances arising in your Program Account. If that occurs, you will be entitled to dividends on those shares as described in your Program Agreements.

TAXES.

Centennial Money Market Trust and Centennial Government Trust.  If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in Centennial
         Money Market Trust and Centennial Government Trust. Dividends paid from net investment income and short-term capital gains are taxable as ordinary income.  Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

         Every year the Trust will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year.  Any long-term capital gains distributions will be separately identified in the tax information the Trust sends you after the end of the calendar year.

Centennial Tax Exempt Trust.  Exempt interest dividends paid from net investment income earned by the Trust on municipal securities will be excludable from gross income for federal income tax purposes.  A portion of a dividend that is derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the alternative minimum tax. If the Trust earns interest on taxable investments, any dividends derived from those earnings will be taxable as ordinary income to shareholders.

         Dividends and capital gains distributions may be subject to state or local taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares.  Dividends paid from short-term capital gains and non-tax-exempt net investment income are taxable as ordinary income. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.  Every year the Trust will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

Remember, There May be Taxes on Transactions.  Because each Trust seeks to maintain a stable $1.00 per share net asset value, it is unlikely that you will have a capital gain or loss when you sell or exchange your shares.  A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur.  In certain cases, distributions made by a Trust may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in a Trust on your particular tax situation.

Financial Highlights

The Financial Highlights Tables are presented to help you understand each Trust's financial performance for the past five fiscal years.  Certain information reflects financial results for a single Trust share.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the
Trusts (assuming reinvestment of all dividends and distributions).  This information has been audited by Deloitte
& Touche LLP, the Trusts' independent auditors, whose report, along with the Trusts' financial statements, are included in the Statements of Additional Information, which are available on request.
FINANCIAL HIGHLIGHTS Centennial Money Market Trust

                                                                                                    YEAR ENDED JUNE 30,
                                                                     2002       2001        2000       1999        1998
========================================================================================================================

PER SHARE OPERATING DATA
Net asset value, beginning of period .......................       $ 1.00     $ 1.00      $ 1.00     $ 1.00      $ 1.00
Income from investment operations--net investment
  income and net realized gain .............................          .02        .06         .05        .05         .05
Dividends and/or distributions to shareholders:
  Dividends from net investment income .....................         (.02)      (.06)       (.05)      (.05)       (.05)
  Distributions from net realized gain .....................           --(1)      --          --         --          --
                                                                  ------------------------------------------------------
Total dividends and/or distributions
  to shareholders ..........................................         (.02)      (.06)       (.05)      (.05)       (.05)
                                                                  ------------------------------------------------------
Net asset value, end of period .............................        $1.00      $1.00       $1.00      $1.00       $1.00
                                                                  ======================================================

TOTAL RETURN(2) ............................................         1.99%      5.51%       5.36%      4.75%       5.16%

RATIOS/SUPPLEMENTAL DATA ...................................
Net assets, end of period (in millions) ....................      $21,736    $22,210     $18,734    $17,821     $15,114
Average net assets (in millions) ...........................      $22,947    $20,830     $18,537    $17,128     $12,617
Ratios to average net assets:(3)
Net investment income ......................................         1.97%      5.34%       5.20%      4.63%       5.04%
Expenses ...................................................         0.69%      0.67%       0.67%      0.66%       0.68%(4)
Expenses, net of voluntary reimbursement of expenses .......         0.66%       N/A         N/A        N/A        0.66%
1. Less than $0.005 per share. 2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods of less than one year. 3. Annualized for periods of less than one full year. 4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses. FINANCIAL HIGHLIGHTS Centennial Tax Exempt Trust

                                                                                                    YEAR ENDED JUNE 30,
                                                                     2002       2001        2000       1999        1998
===========================================================================================================================

PER SHARE OPERATING DATA
Net asset value, beginning of period .........................     $ 1.00     $ 1.00      $ 1.00     $ 1.00      $ 1.00
Income from investment operations--net
  investment income and net realized gain ....................        .01        .03         .03        .03         .03
Dividends and/or distributions to shareholders ...............       (.01)      (.03)       (.03)      (.03)       (.03)
                                                                   ------------------------------------------------------
Net asset value, end of period ...............................     $ 1.00     $ 1.00      $ 1.00     $ 1.00      $ 1.00
                                                                   ======================================================
TOTAL RETURN(1) ..............................................       1.17%      3.26%       3.01%      2.61%       3.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions) ......................     $1,824     $1,822      $1,692     $1,749      $1,829
Average net assets (in millions) .............................     $1,904     $1,779      $1,737     $1,896      $1,832
Ratios to average net assets:(2)
Net investment income ........................................       1.16%      3.21%       2.94%      2.58%       3.07%
Expenses .....................................................       0.69%      0.70%       0.72%      0.69%       0.69%(3)
Expenses, net of reduction to custodian expenses .............        N/A       0.69%        N/A        N/A         N/A
1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one year. 2. Annualized for periods of less than one full year. 3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses. FINANCIAL HIGHLIGHTS Centennial Government Trust

                                                                                                    YEAR ENDED JUNE 30,
                                                                     2002       2001        2000       1999        1998
========================================================================================================================

PER SHARE OPERATING DATA
Net asset value, beginning of period ......................        $ 1.00     $ 1.00      $ 1.00     $ 1.00      $ 1.00
Income from investment operations--net
  investment income and net realized gain .................           .02        .05         .05        .04         .05
Dividends and/or distributions to shareholders:
  Dividends from net investment income ....................          (.02)      (.05)       (.05)      (.04)       (.05)
  Distributions from net realized gain ....................            --(1)      --          --         --          --
                                                                   -----------------------------------------------------
  Total dividends and/or distributions
  to shareholders .........................................          (.02)      (.05)       (.05)      (.04)       (.05)
                                                                   -----------------------------------------------------
Net asset value, end of period ............................         $1.00      $1.00       $1.00      $1.00       $1.00
                                                                   =====================================================
TOTAL RETURN(2) ...........................................          1.92%      5.29%       5.07%      4.47%       4.93%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions) ...................        $1,548     $1,458      $1,192     $1,213      $1,132
Average net assets (in millions) ..........................        $1,585     $1,367      $1,244     $1,245      $1,117
Ratios to average net assets:(3)
Net investment income .....................................          1.90%      5.13%       4.92%      4.37%       4.82%
Expenses ..................................................          0.71%      0.73%       0.74%      0.74%       0.75%(4)
Expenses, net of voluntary reimbursement of expenses ......          0.63%       N/A         N/A        N/A         N/A

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

INFORMATION AND SERVICES

For More Information on Centennial Money Market Trust, Centennial Tax Exempt Trust and Centennial Government Trust

The following additional information about the Trusts is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Trusts' investment policies, risks, and operations.  It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Trusts' investments and performance is available in the Trusts' Annual and Semi-Annual Reports to shareholders.  The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Trusts' performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Trusts' privacy policy and other information about the Trusts or your account:

------------------------------------------------------------ ---------------------------------------------------------
By Telephone:                                                Call Shareholder Services, Inc. toll-free:
                                                             1.800.525.9310
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
By Mail:                                                     Write to:
                                                             Shareholder Services, Inc.
                                                             P.O. Box 5143
                                                             Denver, Colorado 80217
------------------------------------------------------------ ---------------------------------------------------------

Information about the Trusts including the Statements of Additional Information can be reviewed and copied at the
SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Trusts are available on the EDGAR database on the SEC's Internet website at WWW.SEC.GOV. Copies may be obtained after payment of a
                                                    -----------
duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's
Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Trusts or to make any representations about the
Trusts other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the
Trust, nor a solicitation of an offer to buy shares of the Trust, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                                                  The Trusts' shares are distributed by:
The Trusts' SEC File Nos. 811-02945, 3104, 3391                   Centennial Asset Management Corporation
PR0154.001.1101
Printed on recycled paper

APPENDIX TO THE PROSPECTUS OF
CENTENNIAL MONEY MARKET TRUST

         Graphic material included in Prospectus of Centennial Money Market Trust (the "Trust") under the heading:  "Annual Total Returns (as of 12/31 each year)."

         Bar chart will be included in the Prospectus of the Trust depicting the annual total returns of a hypothetical investment in shares of the Trust for the past 10 full calendar years.  Set forth below are the relevant data points that will appear on the bar chart.

------------------------------------------------ -------------------------------------------------
Calendar Year Ended:                             Annual Total Returns
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/92                                         3.53%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/93                                         2.69%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/94                                         3.77%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/95                                         5.46%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/96                                         4.94%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/97                                         5.10%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/98                                         5.09%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/99                                         4.72%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/00                                         5.95%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/01                                         3.70%
------------------------------------------------ -------------------------------------------------

APPENDIX TO THE PROSPECTUS OF
CENTENNIAL TAX EXEMPT TRUST

         Graphic material included in Prospectus of Centennial Tax Exempt Trust (the "Trust") under the heading:
"Annual Total Returns (as of 12/31 each year)."

         Bar chart will be included in the Prospectus of the Trust depicting the annual total returns of a hypothetical investment in shares of the Trust for the full calendar year since the Trust's inception as a money market fund.  Set forth below are the relevant data points that will appear on the bar chart.

------------------------------------------------ -------------------------------------------------
Calendar Year Ended:                             Annual Total Returns
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/92                                         2.64%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/93                                         1.91%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/94                                         2.30%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/95                                         3.47%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/96                                         3.00%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/97                                         3.11%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/98                                         2.91%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/99                                         2.60%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/00                                         3.42%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/01                                         2.23%
------------------------------------------------ -------------------------------------------------

APPENDIX TO THE PROSPECTUS OF
CENTENNIAL GOVERNMENT TRUST

         Graphic material included in Prospectus of Centennial Government Trust (the "Trust") under the heading:
"Annual Total Returns (as of 12/31 each year)."

         Bar chart will be included in the Prospectus of the Trust depicting the annual total returns of a hypothetical investment in shares of the Trust for the full calendar year since the Trust's inception as a money market fund.  Set forth below are the relevant data points that will appear on the bar chart.

------------------------------------------------ -------------------------------------------------
Calendar Year Ended:                             Annual Total Returns
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/92                                         3.46%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/93                                         2.67%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/94                                         3.71%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/95                                         5.26%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/96                                         4.72%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/97                                         4.86%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/98                                         4.84%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/99                                         4.43%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/00                                         5.71%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/01                                         3.54%
------------------------------------------------ -------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Centennial Money Market Trust
----------------------------------------------------------------------------------------------------------------------

6803 South Tucson Way, Centennial, Colorado 80112
1.800.525.9310

Statement of Additional Information dated November 1, 2002

         This Statement of Additional Information is not a prospectus.  This document contains additional information about the Trust and supplements information in the Prospectus dated November 1, 2002.  It should be read together with the Prospectus, which may be obtained by writing to the Trust's Transfer Agent, Shareholder Services,
Inc., at P.O. Box 5143, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above.

Contents
                                                                                                             Page
About the Trust

About Your Account

Financial Information About the Trust

  -------------------------------------------------------------------------------------------------------------------
  ABOUT THE TRUST
  -------------------------------------------------------------------------------------------------------------------

Additional Information About the Trust's Investment Policies and Risks

The investment objective and the principal investment policies of the Trust are described in the Prospectus.  This
Statement of Additional Information contains supplemental information about those policies and the types of securities that the Trust's investment manager, Centennial Asset Management Corporation, (referred to as, the
"Manager") will select for the Trust. Additional explanations are also provided about the strategies the Trust may use to try to achieve its objective.

The Trust's Investment Policies. The composition of the Trust's portfolio and the techniques and strategies that the
Trust's Manager uses in selecting portfolio securities will vary over time.  The Trust is not required to use all of the investment techniques and strategies described below at all times in seeking its goal.  It may use some of the special investment techniques and strategies at some times or not at all.

         The Trust's objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity.  The Trust will not make investments with the objective of seeking capital growth.
However, the value of the securities held by the Trust may be affected by changes in general interest rates.
Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value.  Conversely, if interest rates decrease after a security is purchased, its value would rise.  However, those fluctuations in value will not generally result in realized gains or losses to the Trust since the Trust does not usually intend to dispose of securities prior to their maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

         The Trust may sell securities prior to their maturity, to attempt to take advantage of short-term market variations, or because of a revised credit evaluation of the issuer or other considerations. The Trust may also do so to generate cash to satisfy redemptions of Trust shares.  In such cases, the Trust may realize a capital gain or loss on the security.

Ratings of Securities - Portfolio Quality, Maturity and Diversification.  Under Rule 2a-7 of the Investment Company
Act of 1940 ("Investment Company Act"), the Trust uses the amortized cost method to value its portfolio securities to determine the Trust's net asset value per share.  Rule 2a-7 imposes requirements for the maturity, quality and diversification of the securities which the Trust buys.  The Trust may purchase only those securities that the
Manager, under procedures approved by the Board of Trustees, has determined have minimal credit risk and, as such, are "eligible securities."

         |_|  Quality.  Eligible securities are securities that have received a rating in one of the two highest short-term rating categories by a rating organization.  Rating organizations are designated by the SEC.  Eligible securities may be "first tier" or "second tier" securities.  First tier securities are those that have received a rating in the highest category for short term debt obligations by at least two rating organizations.  If only one rating organization has rated the security, it must be rated in the highest category for that rating organization.
U.S. government securities and securities issued by a registered money market mutual fund are also first tier securities.

              The Trust may also buy unrated securities that the Manager determines are comparable in quality to a first or second tier security by applying certain criteria established by the Board to determine its creditworthiness.  These criteria require a high quality short term or long-term rating (depending on the security)
from a rating organization.  Unrated securities the Trust may buy include asset backed securities and securities subject to "demand features" or "guarantees."

              The Trust may purchase a security subject to a guarantee if the guarantee is an eligible security or a first tier security. The trust may also purchase a security subject to a "conditional" demand feature if the demand feature is an eligible security and the Manager has decided that the conditional demand feature meets the requirements imposed by Rule 2a-7.

         If a security's rating is downgraded, the Manager or the Board of Trustees may have to reassess the security's credit risk.  If a security is downgraded, the Manager or the Board of Trustees will promptly reassess whether the security continues to present minimal credit risk, reassess the status of the security as an "eligible security," and take such actions as is appropriate. If the Trust disposes of the security within five days of the
Manager learning of the downgrade, the Manager will provide the Board of Trustees with subsequent notice of such downgrade.  If a security is in default, or ceases to be an eligible security, or is determined no longer to present minimal credit risks, the Board of Trustees must determine whether it would be in the best interests of the Trust to dispose of the security.

         |_|  Diversification.  The Trust cannot invest more than 5% of its total assets in securities issued by one issuer.  The Trust also cannot invest more than 1% of its total assets or $1 million, whichever is greater, in second tier securities of one issuer.  For diversification purposes, the Trust is considered to have purchased the security underlying a repurchase agreement if the repurchase agreement is fully collateralized.  If the Trust buys an asset backed security, the issuer of the security is deemed to be the "special purpose" entity which issued the security.  A special purpose entity is an entity which is organized solely for the purpose of issuing asset backed securities.  If the asset backed securities issued by the special purpose entity include the obligations of another person or another special purpose entity and those obligations amount to 10% or more of the asset backed securities the Trust buys, that other person or entity is considered to be the issuer of a pro rata percentage of the asset backed security.

              The Trust may buy a security subject to a demand feature or guarantee.  In this case, with respect to
75% of its total assets, the Trust may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees issued by the same issuer.  If the demand feature or guarantee is a second tier security, the Trust may not invest more than 5% of its total assets in securities subject to demand features or guarantees from the same issuer.  And, the Trust may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.  However, if the demand feature or guarantee is issued by a person who is a non-controlled person, the Trust does not have to limit its investments to no more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.

         |_|  Maturity.  The Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single security must not be in excess the maximum permitted maturity under Rule 2a-7
(or any other applicable rule) which is currently 397 days from the date of purchase.  The Trust also may buy adjustable and floating rate securities, enter into repurchase agreements and lend portfolio securities.  Rule 2a-7 defines how the maturities of these securities are determined.

         |_|  Demand Features and Guarantees.  Demand features and guarantees and some of their uses are described in the Prospectus.  The Trust also uses demand features and guarantees to satisfy the maturity, quality and diversification requirements described above.  The Trust considers the person which issues the demand feature as the person to whom the Trust will look for payment.  An unconditional demand feature is considered a guarantee and the
Trust looks to the person making the guarantee for payment of the obligation of the underlying security.

              When the Trust buys municipal securities, it may obtain a demand feature from the seller to repurchase the securities that entitles the Trust to achieve same day settlement from the repurchaser and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise.  Another type of demand feature purchased in conjunction with a Municipal Security enables the Trust to sell the underlying security within a specified period of time at a fixed exercise price.  The Trust may pay for demand features either separately in cash or by paying a higher price for the securities acquired subject to the demand features.  The Trust will enter into these transactions only with banks and dealers which, in the Manager's opinion, present minimal credit risks.  The Trust's purchases of demand features are subject to the provisions of
Rule 2a-7 under the Investment Company Act because the Trust uses the amortized cost method to value its portfolio securities.

         The Trust's ability to exercise a demand feature or guarantee will depend on the ability of the bank or dealer to pay for the securities if the demand feature or guarantee is exercised.  If the bank or dealer should default on its obligation, the Trust might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.  Demand features and guarantees are not transferable by the Trust, and therefore terminate if the Trust sells the underlying security to a third party.  The Trust intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements may enable the Trust to sell a security at a pre-arranged price which may be higher than the prevailing market price at the time the demand feature or guarantee is exercised. Any considerations paid by the Trust for the demand feature (which increases the cost of the security and reduces the yield otherwise available for the security) will be reflected on the Trust's books as unrealized depreciation while the demand feature or guarantee is held, and a realized gain or loss when demand feature is exercised or expires.

         |X|  Bank Obligations. The Trust can invest in the bank obligations described in the Prospectus.  The Trust will buy bank obligations only from a domestic bank with total assets of at least $2 billion or from a foreign bank with total assets of at least $30 billion.  These asset requirements apply only at the time the obligations are acquired.  In addition, the Trust may invest in certificates of deposit of $100,000 or less of a domestic bank, regardless of asset size, if such certificate of deposit is fully insured as to principal by the Federal Deposit
Insurance Corporation.  At no time will the Trust hold more than one certificate of deposit from any such bank

         Investments in securities issued by foreign banks or foreign branches of U.S. banks subject the Trust to certain additional investment risks, including future political and economic developments of the country in which the branch is located, possible imposition of withholding taxes on income payable on the securities, possible seizure of foreign deposits, establishment of exchange control restrictions, or other government regulation.  While domestic banks are subject to federal and/or state laws and regulations which, among other things, require specific levels of reserves to be maintained, not all of those laws apply to foreign branches of domestic banks or domestic branches or subsidiaries of foreign banks.  For purposes of this section, the term "bank" includes commercial banks, savings banks and savings and loan associations.

         |X|  U.S. Government Securities.  U.S. government securities are obligations issued or guaranteed by the
U.S. government or its agencies or instrumentalities.  They include Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities).  All Treasury securities are backed by the full faith and credit of the United States.

         U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United
States, Small Business Administration, Government National Mortgage Association, General Services Administration,
Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit
Banks, Federal Land Banks, Maritime Administration, the Tennessee Valley Authority and the District of Columbia
Armory Board.

         Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always backed by the full faith and credit of the United States.  Some, such as securities issued by the Federal National Mortgage
Association ("Fannie Mae"), are backed by the right of the agency or instrumentality to borrow from the Treasury.
Others, such as securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are supported only by the credit of the instrumentality and not by the Treasury.  If the securities are not backed by the full faith and credit of the United States, the purchaser must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.  The Trust will invest in U.S. government securities of such agencies and instrumentalities only when the Manager is satisfied that the credit risk with respect to such instrumentality is minimal and that the security is an Eligible Security.

Other Investment Strategies

         o    Floating Rate/Variable Rate Obligations.  The Trust may invest in instruments with floating or variable interest rates.  The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard.  The rate on the investment is adjusted automatically each time the market rate is adjusted.  The interest rate on a variable rate obligation is also based on a stated
prevailing market rate but is adjusted automatically at a specified interval.  Some variable rate or floating rate obligations in which the Trust may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding the maximum time permitted under Rule 2a-7 (which is currently 397 days).  These notes may or may not be backed by bank letters of credit.

         Variable rate demand notes may include master demand notes, which are obligations that permit the Trust to invest fluctuating amounts in a note.  The amount may change daily without penalty, pursuant to direct arrangements between the Trust, as the note purchaser, and the issuer of the note.  The interest rates on these notes fluctuate from time to time.  The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest.  The issuer must give a specified number of days' notice to the holders of those obligations.  Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

         Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded.  Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value.  Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Trust's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand.  These types of obligations usually are not rated by credit rating agencies.  The Trust may invest in obligations that are not rated only if the Manager determines at the time of investment that they are Eligible Securities.  The Manager, on behalf of the Trust, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the
Trust's portfolio on an ongoing basis.  There is no limit on the amount of the Trust's assets that may be invested in floating rate and variable rate obligations that meet the requirements of Rule 2a-7.

         |X|  Asset-Backed Securities.  These securities, issued by trusts and special purpose corporations, are backed by pools of assets.  They pass through the payments on the underlying obligations to the security holders
(less servicing fees paid to the originator or fees for any credit enhancement).  The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

         Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted.  If the credit enhancement of an asset-backed security held by the Trust has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Trust may experience losses or delays in receiving payment.

         The risks of investing in asset-backed securities are ultimately dependent upon payment of underlying assets.  As a purchaser of an asset-backed security, the Trust would generally have no recourse to the entity that originated the loans in the event of default by a borrower.  The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as for prepayments of a pool of mortgage loans underlying mortgage-backed securities.  However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

         |X|  Repurchase Agreements.  In a repurchase transaction, the Trust acquires a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date.  The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  An "approved vendor" may be a U.S. commercial bank or the U.S. branch of a foreign bank having total domestic assets of at least $1 billion, or a broker-dealer with a net capital of $50 million which has been designated a primary dealer in government securities. . They must meet credit requirements set by the Manager from time to time.

         The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase.  The Trust will not enter into a repurchase agreement that will cause more than 10% of its net assets to be subject to repurchase agreements maturing in more than seven days.

         Repurchase agreements are considered "loans" under the Investment Company Act, collateralized by the underlying security.  The Trust's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation.  Additionally, the Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.  However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

         Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

         |X|  Illiquid and Restricted Securities.  Under the policies and procedures established by the Trust's
Board of Trustees, the Manager determines the liquidity of certain of the Trust's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.

         Illiquid securities the Trust can buy include issues that may be redeemed only by the issuer upon more than seven days notice or at maturity, repurchase agreements maturing in more than seven days, fixed time deposits subject to withdrawal penalties which mature in more than seven days, and other securities that cannot be sold freely due to legal or contractual restrictions on resale. Contractual restrictions on the resale of illiquid securities might prevent or delay their sale by the Trust at a time when such sale would be desirable.

         There are restricted securities that are not illiquid that the Trust can buy.  They include certain master demand notes redeemable on demand, and short-term corporate debt instruments that are related to current transactions of the issuer and therefore are exempt from registration as commercial paper.  Illiquid securities include repurchase agreements maturing in more than seven days, or certain participation interests other than those with puts exercisable within seven days.

o        Loans of Portfolio Securities.  To attempt to increase its income, the Trust may lend its portfolio securities to brokers, dealers and other financial institutions.  These loans are limited to not more than 10% of the value of the Trust's total assets and are subject to other conditions described below.  The Trust will not enter into any securities lending agreements having a maturity of greater than the maximum time permitted under Rule
2a-7.  The Trust presently does not intend to lend its portfolio securities, but if it does, the value of securities loaned is not expected to exceed 5% of the value of the Trust's total assets. There are some risks in lending securities.  The Trust could experience a delay in receiving additional collateral to secure a loan, or a delay in recovering the loaned securities.

         The Trust may receive collateral for a loan. Any securities received as collateral for a loan must mature in twelve months or less.  Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the market value of the loaned securities.  The collateral must consist of cash, bank letters of credit, U.S. government securities or other cash equivalents in which the Trust is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Trust if the demand meets the terms of the letter.  Such terms and the issuing bank must be satisfactory to the Trust.

         When it lends securities, the Trust receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan.  It may also receive negotiated loan fees and the interest on the collateral securities, less any finders', custodian, administrative or other fees the Trust pays in connection with the loan.  The Trust may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by its Board of Trustees.

         The Trust will not lend its portfolio securities to any officer, Trustee, employee or affiliate of the
Trust or its Manager.  The terms of the Trust's loans must meet certain tests under the Internal Revenue Code and permit the Trust to reacquire loaned securities on five business days notice or in time to vote on any important matter.

         o    Bank Loan Participation Agreements.  The Trust may invest in bank loan participation agreements, subject to the investment limitation set forth in the Prospectus as to investments in illiquid securities.
Participation agreements provide an undivided interest in a loan made by the bank issuing the participation interest in the proportion that the buyer's investment bears to the total principal amount of the loan.  Under this type of arrangement, the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank.  Thus, the Trust must look to the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan.  If the borrower fails to pay scheduled principal or interest payments, the Trust may experience a reduction in income.

Investment Restrictions

         |X|  What Are "Fundamental Policies?" Fundamental policies are those policies that the Trust has adopted to govern its investments that can be changed only by the vote of a "majority" of the Trust's outstanding voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o        67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o        more than 50% of the outstanding shares.

         The Trust's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such.  The Trust's Board of Trustees can change non-fundamental policies without shareholder approval.  However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Trust's most significant investment policies are described in the Prospectus.

|X|      Does the Trust Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Trust.

o        The Trust cannot invest more than 5% of the value of its total assets in the securities of any one issuer
             (other than the U.S. government or its agencies or instrumentalities).
o        The Trust cannot borrow money except as a temporary measure for extraordinary or emergency purposes, and then only up to 10% of the market value of the Trust's assets; the Trust will not make any investment when such borrowing exceeds 5% of the value of its assets; no assets of the Trust may be pledged, mortgaged or assigned to secure a debt.
o        The Trust cannot make loans, except the Trust may: (i) purchase debt securities, (ii) purchase debt securities subject to repurchase agreements, or (iii) lend its securities as described in this
             Statement of Additional Information.
o        The Trust cannot invest in commodities or commodity contracts or invest in interests in oil, gas or other mineral exploration or mineral development programs.
o        The Trust cannot invest in real estate; however the Trust may purchase debt securities issued by companies which invest in real estate or interests therein.
o        The Trust cannot purchase securities on margin or make short sales of securities.
o        The Trust cannot invest in or hold securities of any issuer if those officers and Trustees of the Trust or the Manager who beneficially own individually more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer.
o        The Trust cannot underwrite securities of other companies.
o        The Trust cannot invest in securities of other investment companies, except in connection with a consolidation or merger.
o        The Trust cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Trust are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations.
o        The Trust cannot invest in any debt instrument having a maturity in excess of the time period provided for in Rule 2a-7 of the Investment Company Act, or any other applicable rule, or in the case of a debt instrument subject to a repurchase agreement or called for redemption, unless purchased subject to a demand feature which may not exceed the time period provided for in Rule 2a-7.
o        The Trust cannot invest 25% or more of its total assets in any one industry; however, for the purposes of this restriction, municipal securities and U.S. government obligations are not considered to be part of any single industry.

         Except for the fundamental investment restriction regarding the Trust's borrowing policy, unless the
Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Trust makes an investment. The Trust need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Trust.

         For purposes of the Trust's policy not to concentrate its investments in securities of issuers, the Trust has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information.  This is not a fundamental policy.

How the Trust is Managed

Organization and History.  The Trust is an open-end, diversified management investment company organized as a
Massachusetts business trust in 1979, with an unlimited number of authorized shares of beneficial interest.

         The Trust is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law.  The Trustees meet periodically throughout the year to oversee the Trust's activities, review its performance, and review the actions of the Manager.

Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares.  The Trustees may reclassify unissued shares of the Trust into additional series or classes of shares.  The
Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Trust.  Shares do not have cumulative voting rights or preemptive or subscription rights.  Shares may be voted in person or by proxy at shareholder meetings.

         The class of shares currently offered by the Prospectus and this Statement of Additional Information has no special name designation but is deemed to be the equivalent of Class A shares for purposes of the shareholder account policies that apply to Class A shares of the Oppenheimer funds.  The Trust's other class of shares, designated as "Class Y" shares, is not currently available.  At such time as Class Y shares are available, both classes of shares will invest in the same investment portfolio. Each class of shares:
o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        may have a different net asset value,
o        may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o        votes as a class on matters that affect that class alone.

         Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.

Meetings of  Shareholders.  As a Massachusetts  business  trust,  the Trust is not required to hold, and does not plan to hold,  regular  annual  meetings  of  shareholders.  The Trust will hold  meetings  when  required  to do so by the
Investment  Company  Act or other  applicable  law.  It will also do so when a  shareholder  meeting  is called by the
Trustees or upon proper  request of the  shareholders.  Although the Trust will not normally  hold annual  meetings of its  shareholders,  it may hold  shareholder  meetings  from time to time on important  matters.  Shareholders  of the
Trust may have the right to call a meeting to remove a Trustee or to take other action  described  in the  Declaration of Trust.

         Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Trust, to remove a Trustee.  The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Trust's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Trust valued at
$25,000 or more or constituting at least 1% of the Trust's outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

Shareholder and Trustee Liability.  The Declaration of Trust contains an express disclaimer of shareholder or
Trustee liability for the Trust's obligations. It also provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations.  The Declaration of
Trust also states that upon request, the Trust shall assume the defense of any claim made against a shareholder for any act or obligation of the Trust and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Trust) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Trust shareholder will incur financial loss from being held liable as a
"partner" of the Trust is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

         The Trust's contractual arrangements state that any person doing business with the Trust (and each shareholder of the Trust) agrees under its Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand that may arise out of any dealings with the Trust. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Trust is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Trust's activities, review its performance, and review the actions of the Manager.

         The Board of Trustees has an Audit Committee and a Review Committee.  The members of the Audit Committee are Edward L. Cameron (Chairman), William L. Armstrong, George C. Bowen and Robert J. Malone.  The Audit Committee
held six meetings during the fiscal year ended June 30, 2002. The Audit Committee furnishes the Board with recommendations regarding the selection of the Trust's independent auditors. Other main functions of the Audit
Committee include, but are not limited to: (i) reviewing the scope and results of audits and the audit fees charged;
(ii) reviewing reports from the Trust's independent auditors regarding the Trust's internal accounting procedures and controls; and (iii) establishing a separate line of communication between the Trust's independent auditors and its independent Trustees.

         The Audit Committee's functions include selecting and nominating, to the full Board, nominees for election as Trustees, and selecting and nominating Independent Trustees for election.  The Audit Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

         To date, the Committee has been able to identify from its own resources an ample number of qualified candidates.  Nonetheless, shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Audit Committee's consideration by mailing such information to the Committee in care of the Trust.  The Committee may consider such persons at such time as it meets to consider possible nominees.  The
Committee, however, reserves sole discretion to determine the candidates to present to the Board and/or shareholders when it meets for the purpose considering potential nominees.

         The members of the Review Committee are Jon S. Fossel (Chairman), Robert G. Avis, Sam Freedman, Beverly
Hamilton and F. William Marshall, Jr.  The Review Committee held seven meetings during the fiscal year ended June
30, 2002. Among other functions, the Review Committee reviews reports and makes recommendations to the Board concerning the fees paid to the Trust's transfer agent and the services provided to the Trust by the transfer agent.  The Review Committee also reviews the Trust's investment performance and policies and procedures adopted by the Trust to comply with Investment Company Act and other applicable law.

Trustees and Officers of the Trust. Except for Mr. Grabish, each of the Trustees is an "Independent Trustee," as defined in the Investment Company Act. Mr. Grabish is an "Interested Trustee" because he is affiliated with the
Manager by virtue of his positions with A.G. Edwards & Sons, Inc. and its affiliates (as described in his biography below), which is a partial owner of the Manager's parent company.

         The Trust's Trustees and officers and their positions held with the Trust and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Trustees also includes the dollar range of shares of the Trust as well as the aggregate dollar range of shares of the Oppenheimer/Centennial funds beneficially owned by the Trustees. All of the
Trustees are also trustees or directors of the following Oppenheimer/Centennial funds1 (referred to as "Board II
Funds"):

Oppenheimer Cash Reserves                                     Oppenheimer Select Managers
Oppenheimer Champion Income Fund                              Oppenheimer Senior Floating Rate Fund
Oppenheimer Capital Income Fund                               Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                                   Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund                           Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds                                   Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund                      Centennial America Fund, L. P.
Oppenheimer Main Street Funds, Inc.                           Centennial California Tax Exempt Trust
Oppenheimer Main Street Opportunity Fund                      Centennial Government Trust
Oppenheimer Main Street Small Cap Fund                        Centennial Money Market Trust
Oppenheimer Municipal Fund                                    Centennial New York Tax Exempt Trust
Oppenheimer Real Asset Fund                                   Centennial Tax Exempt Trust

         Present or former  officers,  directors,  trustees and employees (and their immediate  family members) of the
Trust, the Manager and its affiliates,  and retirement plans  established by them for their employees are permitted to purchase  Class A shares of the Trust and the other  Oppenheimer  funds at net asset value without  sales charge.  The sales charges on Class A shares is waived for that group  because of the  economies of sales  efforts  realized by the
Distributor.

         Messrs. Murphy, Molleur, Masterson, Vottiero, Weiss, Wixted and Zack, and Mses. Feld, Ives, Bechtolt and
Wolf, who are officers of the Trust, respectively hold the same offices with one or more of the other Board II Funds as with the Trust. As of October 7, 2002, the Trustees and officers of the Trust as a group owned of record or beneficially less than 1% of the shares of the Trust. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Trust listed above. In addition, each Independent Trustee, and his family members, do not own securities of either the Manager, Distributor or Sub-Distributor of the Board II Funds or any
person directly or indirectly controlling, controlled by or under common control with the Manager, Distributor or
Sub-Distributor.

Affiliated  Transactions  and Material  Business  Relationships.  In 2000, Mr. Swain sold 93,000 shares of Oppenheimer
Acquisition Corp.  ("OAC")  (OppenheimerFunds,  Inc.'s parent holding  company),  for a cash payment of $4,278,930 and surrendered  for  cancellation  60,000  options to MassMutual  for a cash payment of  $2,569,800.  In 2001,  Mr. Swain surrendered  for  cancellation  60,000 options to MassMutual for a cash payment of $2,700,600.  Mr. Swain has reported that he sold a residential  property to Mr.  Freedman on October 23, 2001 for $1.2 million.  An independent  appraisal of the property supported the sale price.

         The address of each Trustee in the charts below is 6803 S. Tucson Way, Centennial, CO 80112-3924. Each
Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------------------------------------
Independent Trustees
---------------------------------------------------------------------------------------------------------------------------
--------------------------- ------------------------------------------------------------- ---------------- ----------------
Name, Address, Age,         Principal   Occupation(s)   During  Past  5  Years  /  Other   Dollar Range       Aggregate
                                                                                                            Dollar Range
                                                                                                              of Shares
                                                                                                            Beneficially
                                                                                                            Owned in any
                                                                                             of Shares         of the
Position(s) Held with The                                                                  Beneficially    Oppenheimer/Centennial
Trust and Length of         Trusteeships/Directorships  Held  by  Trustee  /  Number  of   Owned in the    Funds Overseen
Service                     Portfolios in Fund Complex Currently Overseen by Trustee           Trust         by Trustee
--------------------------- ------------------------------------------------------------- ---------------- ----------------
--------------------------- ------------------------------------------------------------- ---------------------------------
                                                                                              As of December 31, 2001
--------------------------- ------------------------------------------------------------- ---------------------------------
--------------------------- ------------------------------------------------------------- ---------------- ----------------

James C. Swain, Chairman    Formerly Chief Executive Officer (until August 27, 2002) of         $0          Over $100,000
and Trustee, since 1981     the Board II Funds, President and a director (until 1997)
Age: 68                     of the Manager and Vice Chairman (until January 2, 2002) of
                            OppenheimerFunds, Inc. (of which the Manager is a
                            wholly-owned investment advisory subsidiary). Oversees 41
                            portfolios in the OppenheimerFunds complex.

--------------------------- ------------------------------------------------------------- ---------------- ----------------
--------------------------- ------------------------------------------------------------- ---------------- ----------------
William L. Armstrong,       Chairman of the following private mortgage banking                  $0            $50,001-
Trustee since 2001          companies: Cherry Creek Mortgage Company (since 1991),
Age: 65                     Centennial State Mortgage Company (since 1994), The El Paso
                            Mortgage Company (since 1993), Transland Financial
                            Services, Inc. (since 1997); Chairman of the following
                            private companies: Great Frontier Insurance (insurance
                            agency) (since 1995) and Ambassador Media Corporation
                            (since 1984); a director of the following public companies:
                            Storage Technology Corporation (computer equipment company)
                            (since 1991), Helmerich & Payne, Inc. (oil and gas
                            drilling/production company) (since 1992), UNUMProvident                          $100,000
                            (insurance company) (since 1991). Formerly Director of
                            International Family Entertainment (television channel)
                            (1992-1997) and Natec Resources, Inc. (air pollution
                            control equipment and services company) (1991-1995),
                            Frontier Real Estate, Inc. (residential real estate
                            brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a U.S. Senator (January
                            1979-January 1991). Oversees 41 portfolios in the
                            OppenheimerFunds complex.
--------------------------- ------------------------------------------------------------- ---------------- ----------------
--------------------------- ------------------------------------------------------------- ---------------- ----------------
Robert G. Avis, Trustee     Formerly Mr. Avis held the following positions: Director
since 1990                  and President of A.G. Edwards Capital, Inc. (General
Age: 71                     Partner of private equity funds) (until February 2001);
                            Chairman, President and Chief Executive Officer of A.G.
                            Edwards Capital, Inc. (until March 2000); Vice Chairman and
                            Director of A.G. Edwards, Inc. and Vice Chairman of A.G.
                            Edwards & Sons, Inc. (its brokerage company subsidiary)        Over $100,000    Over $100,000
                            (until March 1999); Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor) (until
                            March 1999); and a Director (until March 2000) of A.G.
                            Edwards & Sons and A.G. Edwards Trust Company. Oversees 41
                            portfolios in the OppenheimerFunds complex.
--------------------------- ------------------------------------------------------------- ---------------- ----------------
--------------------------- ------------------------------------------------------------- ---------------- ----------------
George C. Bowen, Trustee    Formerly (until April 1999) Mr. Bowen held the following
since 1998                  positions: Senior Vice President (since February 1992),
Age: 66                     Treasurer (since July 1991) Assistant Secretary and a
                            director (since December 1991) of the Manager; Senior Vice
                            President (from September 1987) and Treasurer (from March
                            1985) of OppenheimerFunds, Inc; Vice President (from June
                            1983) and Treasurer (since March 1985) of OppenheimerFunds
                            Distributor, Inc. (a subsidiary of OppenheimerFunds, Inc., of which the Manager is an investment advisory subsidiary);
                            Vice President (since October 1989) and Treasurer (since
                            April 1986) of HarbourView Asset Management Corporation (an
                            investment advisory subsidiary of OppenheimerFunds, Inc.);
                            President, Treasurer and a director (June 1989-January
                            1990) of Centennial Capital Corporation (a prior investment advisory subsidiary of OppenheimerFunds, Inc.); Vice
                            President and Treasurer (since August 1978) and Secretary
                            (since April 1981) of Shareholder Services, Inc., and Vice
                            President, Treasurer and Secretary (since November 1989) of    Over $100,000    Over $100,000
                            Shareholder Financial Services, Inc. (both are transfer
                            agent subsidiaries of OppenheimerFunds, Inc.); Assistant
                            Treasurer (since March 1998) of Oppenheimer Acquisition
                            Corp. (OppenheimerFunds, Inc.'s parent holding company);
                            Treasurer (since November 1989) of Oppenheimer Partnership
                            Holdings, Inc. (a holding company subsidiary of
                            OppenheimerFunds, Inc.); Vice President and Treasurer
                            (since July 1996) of Oppenheimer Real Asset Management,
                            Inc. (an investment advisory subsidiary of
                            OppenheimerFunds, Inc.); Chief Executive Officer and
                            director  (since March 1996) of MultiSource Services, Inc.
                            (a broker-dealer subsidiary of OppenheimerFunds, Inc.);
                            Treasurer (since October 1997) of OppenheimerFunds
                            International Ltd. and Oppenheimer Millennium Funds plc
                            (offshore fund management subsidiaries of OppenheimerFunds,
                            Inc.). Oversees 41 portfolios in the OppenheimerFunds
                            complex.
--------------------------- ------------------------------------------------------------- ---------------- ----------------
--------------------------- ------------------------------------------------------------- ---------------- ----------------
Edward L. Cameron,          A member of The Life Guard of Mount Vernon, George                  $0            $50,001-
Trustee since 2001          Washington's home (since June 2000). Formerly (March 2001 -
Age: 64                     August 2002) Director of Genetic ID, Inc. and its
                            subsidiaries (a privately held biotech company); a partner with PricewaterhouseCoopers LLP (from 1974-1999) (an
                            accounting firm) and Chairman (from 1994-1998), Price                             $100,000
                            Waterhouse LLP Global Investment Management Industry
                            Services Group. Oversees 41 portfolios in the
                            OppenheimerFunds complex.
--------------------------- ------------------------------------------------------------- ---------------- ----------------
--------------------------- ------------------------------------------------------------- ---------------- ----------------
Jon S. Fossel,              Chairman and Director (since 1998) of Rocky Mountain Elk            $0            $50,001-
Trustee since 1990          Foundation (a not-for-profit foundation); and a director
Age: 60                     (since October 1999) of P.R. Pharmaceuticals (a privately
                            held company) and UNUMProvident (an insurance company)
                            (since June 1, 2002). Formerly Mr. Fossel held the
                            following positions: Chairman and a director (until October
                            1996) and President and Chief Executive Officer (until                            $100,000
                            October 1995) of OppenheimerFunds, Inc.; President, Chief
                            Executive Officer and a director of Oppenheimer Acquisition
                            Corp., Shareholder Services, Inc. and Shareholder Financial
                            Services, Inc. (until October 1995). Oversees 41 portfolios in the OppenheimerFunds complex.
--------------------------- ------------------------------------------------------------- ---------------- ----------------
--------------------------- ------------------------------------------------------------- ---------------- ----------------
Sam Freedman,               Formerly (until October 1994) Mr. Freedman held several             $0          Over $100,000
Trustee since 1996          positions in subsidiary or affiliated companies of
Age: 62                     OppenheimerFunds, Inc. Oversees 41 portfolios in the
                            OppenheimerFunds complex.
--------------------------- ------------------------------------------------------------- ---------------- ----------------
--------------------------- ------------------------------------------------------------- ---------------- ----------------
Beverly L. Hamilton,        Trustee (since 1996) of MassMutual Institutional Funds and    N/A1                  N/A1
Trustee since 2002          of MML Series Investment Fund (open-end investment
Age: 56                     companies); Director of MML Services (since April 1987) and
                            America Funds Emerging Markets Growth Fund (since October
                            1991) (both are investment companies), The California
                            Endowment (a philanthropy organization) (since April 2002), and Community Hospital of Monterey Peninsula, (since
                            February 2002); a trustee (since February 2000) of Monterey
                            International Studies (an educational organization), and an advisor to Unilever (Holland)'s pension fund and to Credit
                            Suisse First Boston's Sprout venture capital unit. Mrs.
                            Hamilton also is a member of the investment committees of
                            the Rockefeller Foundation, the University of Michigan  and
                            Hartford Hospital.  Formerly, Mrs. Hamilton held the
                            following position: President (February 1991-April 2000)
                            ARCO Investment Management Company. Oversees 40 portfolios in the OppenheimerFunds complex.
--------------------------- ------------------------------------------------------------- ---------------- ----------------
--------------------------- ------------------------------------------------------------- ---------------- ----------------
Robert J. Malone, Trustee   Director (since 2001) of Jones Knowledge, Inc. (a privately        N/A1             N/A1
since 2002                  held company), U.S. Exploration, Inc., (since 1997),
Age: 58                     Colorado UpLIFT (a non-profit organization) (since 1986)
                            and a trustee of the Gallagher Family Foundation (since
                            2000).  Formerly, Mr. Malone held the following positions:
                            Chairman of U.S. Bank (a subsidiary of U.S. Bancorp and
                            formerly Colorado National Bank,) (July 1996-April 1, 1999)
                            and a director of Commercial Assets, Inc. (1993-2000).
                            Oversees 40 portfolios in the OppenheimerFunds complex.
--------------------------- ------------------------------------------------------------- ---------------- ----------------
--------------------------- ------------------------------------------------------------- ---------------- ----------------
F. William Marshall, Jr.,   Trustee (since 1996) of MassMutual Institutional Funds and    $10,001-$50,000     $50,001-
Trustee since 2001          of MML Series Investment Fund (open-end investment
Age: 60                     companies); Trustee and Chairman (since May 1987) of the
                            investment committee for the Worcester Polytech Institute;
                            President and Treasurer (since January 1999) of the SIS
                            Fund (a private not for profit charitable organization);
                            Trustee (since 1995) of the Springfield Library and Museum
                            Association; Trustee (since 1996) of the Community Music
                            School of Springfield; Member of the investment committee
                            of the Community Foundation of Western Massachusetts (since                       $100,000
                            1998). Formerly, Chairman (January 1999-July 1999) of SIS &
                            Family Bank, F.S.B. (formerly SIS Bank); President, Chief
                            Executive Officer and Director (May 1993-December 1998) of
                            SIS Bankcorp, Inc. and SIS Bank (formerly Springfield
                            Institution for Savings) and Executive Vice President
                            (January 1999-July 1999) of Peoples Heritage Financial
                            Group, Inc. Oversees 41 portfolios in the OppenheimerFunds complex.
--------------------------- ------------------------------------------------------------- ---------------- ----------------

                                                  Interested Trustee

-------------------------- ------------------------------------------------------------- ---------------- ----------------
Name, Address,, Age,       Principal Occupation(s) During Past 5 Years / Other            Dollar Range       Aggregate
                                                                                                           Dollar Range
                                                                                                             of Shares
                                                                                                           Beneficially
                                                                                                           Owned in any
                                                                                            of Shares         of the
Position(s) Held with                                                                     Beneficially    Oppenheimer/Centennial
Fund and Length of         Trusteeships/Directorships Held by Trustee / Number of         Owned in the    Funds Overseen
Service                    Portfolios in Fund Complex Currently Overseen by Trustee           Fund          by Trustee
-------------------------- ------------------------------------------------------------- ---------------- ----------------
-------------------------- ------------------------------------------------------------- ---------------------------------
                                                                                             As of December 31, 2001
-------------------------- ------------------------------------------------------------- ---------------------------------
-------------------------- ------------------------------------------------------------- ---------------------------------

Richard F. Grabish,        Senior Vice President, Assistant Director of Sales and        $1-$10,000     Over $100,000
Trustee since 2001         Marketing (since March 1997), and Manager of Private Client
Age: 54                    Services (since June 1985) for A.G. Edwards & Sons, Inc.
                           (broker/dealer and investment firm). Chairman and Chief
                           Executive Officer (since March 2001) of A.G. Edwards Trust
                           Company; Director (since March 1988) of A.G. Edwards &
                           Sons, Inc. Formerly (until March 1987) President and Vice
                           Chairman of A.G. Edwards Trust Company. Oversees 6
                           portfolios in the OppenheimerFunds complex.

-------------------------- ------------------------------------------------------------- ---------------------------------

       The address of the Officers in the chart below is as follows: Messrs. Murphy, Molleur and Zack and Ms. Feld is 498 Seventh Avenue, New York, NY 10018, Messrs. Masterson, Vottiero Weiss and Wixted and Mses. Bechtolt, Ives and
Wolf is 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                                  Officers of the Trust
---------------------------------------------------------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------------
Name, Address, Age, Position(s) Held with    Principal Occupation(s) During Past 5 Years
Fund and Length of Time Served
-------------------------------------------- ------------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------------
John V. Murphy,                              Director (since November 2001) of the Manager; Chairman, Chief Executive
President since October 2001                 Officer and director (since June 2001) and President (since September 2000)
Age: 53                                      of OppenheimerFunds, Inc.; President and a trustee or director of other
                                             Oppenheimer funds; President and a director (since July 2001) of Oppenheimer
                                             Acquisition Corp. and of Oppenheimer Partnership Holdings, Inc.; a director
                                             (since November 2001) of OppenheimerFunds Distributor, Inc.; Chairman and a
                                             director (since July 2001) of Shareholder Services, Inc. and of Shareholder
                                             Financial Services, Inc.; President and a director (since July 2001) of
                                             OppenheimerFunds Legacy Program (a charitable trust program established by
                                             OppenheimerFunds, Inc.); a director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: OFI Institutional Asset Management,
                                             Inc. (since November 2001), HarbourView Asset Management Corporation and OFI
                                             Private Investments, Inc. (since July 2002); President (since November 1,
                                             2001) and a director (since July 2001) of Oppenheimer Real Asset Management,
                                             Inc.; a director (since November 2001) of Trinity Investment Management
                                             Corp. and Tremont Advisers, Inc. (investment advisory affiliates of
                                             OppenheimerFunds, Inc.); Executive Vice President (since February 1997) of
                                             Massachusetts Mutual Life Insurance Company (OppenheimerFunds, Inc.'s parent company); a director (since June 1995) of DBL Acquisition Corporation;
                                             formerly Chief Operating Officer (September 2000-June 2001) of
                                             OppenheimerFunds, Inc.; President and trustee (November 1999-November 2001)
                                             of MML Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life
                                             Insurance Company; President, Chief Executive Officer and director
                                             (September 1999-August 2000) of MML Bay State Life Insurance Company; a
                                             director (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings
                                             Bank (wholly-owned subsidiary of Emerald Isle Bancorp). An officer of 85 portfolios in the OppenheimerFunds complex.
-------------------------------------------- ------------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------------
Carol E. Wolf, Vice President and            Senior Vice President (since June 2000) of OppenheimerFunds, Inc.; an
Portfolio Manager since 1990                 officer of 7 portfolios in the OppenheimerFunds complex; formerly Vice
Age:  50                                     President of OppenheimerFunds, Inc. (June 1990 - June 2000).
-------------------------------------------- ------------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------------
Barry D. Weiss, Vice President and           Vice President of OppenheimerFunds, Inc. (since July 2001); an officer of 7
Portfolio Manager since 2001                 portfolios in the OppenheimerFunds complex; formerly Assistant Vice
Age:  38                                     President and Senior Credit Analyst of the Manager (February 2000-June
                                             2001). Prior to joining the Manager in February 2000, he was Associate
                                             Director, Structured Finance, Fitch IBCA Inc. (April 1998 - February 2000);
                                             News Director, Fitch Investors Service (September 1996 - April 1998); and
                                             Senior Budget Analyst, City of New York, Office of Management & Budget
                                             (February 1990 - September 1996).
-------------------------------------------- ------------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------------

Brian W. Wixted,                             Senior Vice President and Treasurer (since March 1999) of OppenheimerFunds,
Treasurer since April 1999                   Inc.; Treasurer (since March 1999) of HarbourView Asset Management
Age: 43                                      Corporation, Shareholder Services, Inc., Oppenheimer Real Asset Management
                                             Corporation, Shareholder Financial Services, Inc., Oppenheimer Partnership
                                             Holdings, Inc., OFI Private Investments, Inc. (since March 2000),
                                             OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc
                                             (since May 2000), offshore fund management subsidiaries of OppenheimerFunds,
                                             Inc., and OFI Institutional Asset Management, Inc. (since November 2000), an investment advisory subsidiary of OppenheimerFunds, Inc.; Treasurer and
                                             Chief Financial Officer (since May 2000) of Oppenheimer Trust Company, a trust company subsidiary of OppenheimerFunds, Inc.; Assistant Treasurer
                                             (since March 1999) of Oppenheimer Acquisition Corp. and OppenheimerFunds
                                             Legacy Program (since April 2000); formerly Principal and Chief Operating
                                             Officer (March 1995-March 1999), Bankers Trust Company-Mutual Fund Services
                                             Division. An officer of 85 portfolios in the OppenheimerFunds complex.

-------------------------------------------- ------------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------------
Robert G. Zack,                              General Counsel (since November 2001) of the Manager; Senior Vice President
Vice President & Secretary                   (since May 1985) and General Counsel (since February 2002) of
since November 1, 2001                       OppenheimerFunds, Inc.; General Counsel and a director (since November 2001)
Age: 54                                      of OppenheimerFunds Distributor, Inc.; Senior Vice President and General
                                             Counsel (since November 2001) of HarbourView Asset Management Corporation;
                                             Vice President and a director (since November 2000) of Oppenheimer
                                             Partnership Holdings, Inc.; Senior Vice President, General Counsel and a
                                             director (since November 2001) of Shareholder Services, Inc., Shareholder
                                             Financial Services, Inc., OFI Private Investments, Inc., Oppenheimer Trust
                                             Company and OFI Institutional Asset Management, Inc.; a director (since
                                             November 2001) of Oppenheimer Real Asset Management, Inc.; Assistant
                                             Secretary and a director (since November 2001) of OppenheimerFunds
                                             International Ltd.; Vice President (since November 2001) of OppenheimerFunds
                                             Legacy Program; Secretary (since November 2001) of Oppenheimer Acquisition
                                             Corp.; formerly Acting General Counsel (November 2001-February 2002) and
                                             Associate General Counsel (May 1981-October 2001) of OppenheimerFunds, Inc.;
                                             Assistant Secretary of Shareholder Services, Inc. (May 1985-November 2001),
                                             Shareholder Financial Services, Inc. (November 1989-November 2001);
                                             OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc
                                             (October 1997-November 2001). An officer of 85 portfolios in the
                                             OppenheimerFunds complex.
-------------------------------------------- ------------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------------
Philip Vottiero,                             Vice President/Fund Accounting of OppenheimerFunds,  Inc. (since March 2002);
Assistant Treasurer                          formerly Vice President/Corporate Accounting of OppenheimerFunds,  Inc. (July
since August 27, 2002                        1999-March  2002)  prior to which he was Chief  Financial  Officer at Sovlink
Age: 39                                      Corporation  (April  1996-June  1999).  An  officer of 72  portfolios  in the
                                             OppenheimerFunds complex.
-------------------------------------------- ------------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------------
Connie Bechtolt,                             Assistant Vice President of OppenheimerFunds, Inc. (since September 1998);
Assistant Treasurer                          formerly Manager/Fund Accounting (September 1994-September 1998) of
since October 22, 2002                       OppenheimerFunds, Inc. An officer of 72 portfolios in the OppenheimerFunds
Age: 39                                      complex.
-------------------------------------------- ------------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------------
Philip T. Masterson,
Assistant Secretary                          Vice President and Assistant Counsel of OppenheimerFunds, Inc. (since July
since August 27, 2002                        1998); formerly, an associate with Davis, Graham, & Stubbs LLP (January
Age: 38                                      1997-June 1998). An officer of 72 portfolios in the OppenheimerFunds complex.
-------------------------------------------- ------------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------------
Denis R. Molleur,                            Vice President and Senior Counsel of OppenheimerFunds, Inc. (since July
Assistant Secretary                          1999); formerly a Vice President and Associate Counsel of OppenheimerFunds,
since November 1, 2001                       Inc. (September 1995-July 1999). An officer of 82 portfolios in the
Age: 45                                      OppenheimerFunds complex.
-------------------------------------------- ------------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------------
Katherine P. Feld,                           Director, Vice President and Assistant Secretary (since June 1999) of the
Assistant Secretary                          Manager; Vice President and Senior Counsel (since July 1999) of
since November 1, 2001                       OppenheimerFunds, Inc.; Vice President (since June 1990) of OppenheimerFunds
Age: 44                                      Distributor, Inc.; Vice President (since 1997) of Oppenheimer Real Asset
                                             Management, Inc.; formerly Vice President and Associate Counsel of
                                             OppenheimerFunds, Inc. (June 1990-July 1999). An officer of 85 portfolios in the OppenheimerFunds complex.
-------------------------------------------- ------------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------------
Kathleen T. Ives,                            Vice President and Assistant Counsel (since June 1998) of OppenheimerFunds,
Assistant Secretary                          Inc.; Vice President (since 1999) of OppenheimerFunds Distributor, Inc.;
since November 1, 2001                       Vice President and Assistant Secretary (since 1999) of Shareholder Services,
Age: 37                                      Inc.; Assistant Secretary (since December 2001) of OppenheimerFunds Legacy
                                             Program and Shareholder Financial Services, Inc.; formerly Assistant Vice
                                             President and Assistant Counsel of OppenheimerFunds, Inc. (August 1997-June
                                             1998); Assistant Counsel of OppenheimerFunds, Inc. (August 1994-August
                                             1997). An officer of 85 portfolios in the OppenheimerFunds complex.
-------------------------------------------- ------------------------------------------------------------------------------

o        Remuneration of Trustees. The officers of the Trust are affiliated with the Manager and receive no salary or fee from the Trust. The Trustees of the Trust received the compensation shown below from the Trust with respect to the Trust's fiscal year ended June 30, 2002.  Mr. Swain was affiliated with the Manager until January 2, 2002.
The compensation from all of the Board II Funds (including the Trust) represents compensation received as a director, trustee, managing general partner or member of a committee of the Board during the calendar year 2001.

-------------------------------------------------- ------------------------------ -------------------------------
   Trustee Name and Other Position(s) (as             Aggregate Compensation       Total Compensation From All
                                                                                   Oppenheimer Funds For Which
                                                         from Trust as of              Individual Serves As
   applicable)                                           Fiscal Year Ended               Trustee/Director
                                                          June 30, 20021             As of December 31, 2002
                                                                                            (41 Funds)
-------------------------------------------------- ------------------------------ -------------------------------
-------------------------------------------------- ------------------------------ -------------------------------
 James C. Swain                                               $8,557                           $02
Chairman of the Board of Trustees
-------------------------------------------------- ------------------------------ -------------------------------
-------------------------------------------------- ------------------------------ -------------------------------
William L. Armstrong                                          $7,583                         $78,865
   Audit Committee Member
-------------------------------------------------- ------------------------------ -------------------------------
-------------------------------------------------- ------------------------------ -------------------------------
Robert G. Avis                                                $7,640                         $79,452
   Review Committee Member
-------------------------------------------------- ------------------------------ -------------------------------
-------------------------------------------------- ------------------------------ -------------------------------
George Bowen                                                  $7,301                         $75,936
  Audit Committee Member
-------------------------------------------------- ------------------------------ -------------------------------
-------------------------------------------------- ------------------------------ -------------------------------
Edward L. Cameron                                             $7,288                         $75,794
   Audit Committee Chairman
-------------------------------------------------- ------------------------------ -------------------------------
-------------------------------------------------- ------------------------------ -------------------------------
Jon. S. Fossel                                                $8,094                         $84,177
   Review Committee Chairman
-------------------------------------------------- ------------------------------ -------------------------------
-------------------------------------------------- ------------------------------ -------------------------------
Sam Freedman                                                  $8,019                         $83,402
   Review Committee Member
-------------------------------------------------- ------------------------------ -------------------------------
-------------------------------------------------- ------------------------------ -------------------------------
Richard F. Grabish                                             $679                           $7,061
-------------------------------------------------- ------------------------------ -------------------------------
-------------------------------------------------- ------------------------------ -------------------------------
Beverly Hamilton                                               $812                            $03
   Review Committee Member
-------------------------------------------------- ------------------------------ -------------------------------
-------------------------------------------------- ------------------------------ -------------------------------
Robert J. Malone                                               $8124                           $03
   Audit Committee Member
-------------------------------------------------- ------------------------------ -------------------------------
-------------------------------------------------- ------------------------------ -------------------------------
F. William Marshall, Jr.                                      $6,723                         $69,922
   Review Committee Member
-------------------------------------------------- ------------------------------ -------------------------------
   * Effective July 1, 2000, Ned M. Steel resigned as a Trustee of the Trust and subsequently became Trustee
   Emeritus of the Trust. For the fiscal year ended June 30, 2002, Mr. Steel received $5,288 aggregate compensation from the Trust and for the calendar year ended December 31, 2001, he received $60,000 total compensation from all the Board II Funds.  Effective April 5, 2001 Raymond Kalinowski resigned as Trustee of the Trust. For the fiscal year ended June 30, 2002 Mr. Kalinowski received no aggregate compensation from the Trust and for the calendar year ended December 31, 2001, he received $16,468 total compensation from all Board II funds. Effective
   July 1, 2002, Messrs. Kast and Kirchner retired as Trustees from the Board II funds. For the fiscal year ended
   June 30, 2002, Messrs. Kast and Kirchner each received $8,409 and $7,640, respectively, aggregate compensation from the Trust and for the calendar year ended December 31, 2001, they each received $87,452 and $79,452, respectively, total compensation from all the Board II Funds.
1.       Aggregate compensation includes fees and deferred compensation.
2.       Mr. Swain became an Independent Trustee effective 1/1/02, prior to which he did not receive compensation from any of the Board II funds.
3.       Mrs. Hamilton and Mr. Malone were elected as Trustees of the Board II Funds effective June 1, 2002 and therefore did not receive compensation from any of the Board II Funds during the calendar year 2001.
4.       Aggregate compensation from the Trust includes $812 deferred under Deferred Compensation Plan described below.

         o    Deferred Compensation Plan for Trustees.  The Trustees have adopted a Deferred Compensation Plan for disinterested Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Trust.  Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee.  The amount paid to the Trustee under this plan will be determined based upon the performance of the selected funds.

         Deferral of fees of the Trustees under this plan will not materially affect the Trust's assets, liabilities or net income per share.  This plan will not obligate the Trust to retain the services of any Trustee or to pay any particular level of compensation to any Trustee.  Pursuant to an Order issued by the Securities and Exchange
Commission, the Trust may invest in the funds selected by any Trustee under this plan without shareholder approval for the limited purpose of determining the value of the Trustees' deferred fee accounts.

         |X|  Major Shareholders.  As of October 7, 2002 the only person who owned of record or was known by the
Trust to own beneficially 5% or more of the Trust's outstanding retail shares was A.G. Edwards & Sons, Inc. 1 North
Jefferson Avenue, St. Louis, Missouri 63103, which owned 22,672,334,752.150 shares of the Trust which was 98.98% of the outstanding shares of the Trust on that date, for accounts of its customers none of whom individually owned more than 5% of the outstanding shares.

The Manager.  The Manager, Centennial Asset Management Corporation, is wholly owned by OppenheimerFunds, Inc., which is a wholly owned subsidiary of Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual
Life Insurance Company.

         The portfolio managers of the Trust are principally responsible for the day-to-day management of the
Trust's investment portfolio.  Other members of the Manager's fixed-income portfolio department, particularly security analysts, traders and other portfolio managers, have broad experience with fixed-income securities.  They provide the Trust's portfolio managers with research and support in managing the Trust's investments.

         |X|  The Investment Advisory Agreement.  The Manager provides investment advisory and management services to the Trust under an investment advisory agreement between the Manager and the Trust.  The Manager selects securities for the Trust's portfolio and handles its day-to-day business.  The agreement requires the Manager, at its expense, to provide the Trust with adequate office space, facilities and equipment.  It also requires the
Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Trust.  Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Trust.

         Expenses not expressly assumed by the Manager under the investment advisory agreement are paid by the
Trust.  The investment advisory agreement lists examples of expenses paid by the Trust.  The major categories relate to interest, taxes, fees to unaffiliated Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.  The management fees paid by the Trust to the Manager are calculated at the rates described in the Prospectus.

------------------------- --------------------------------------------------------------------------------------------
Fiscal Year ending 6/30                 Management Fee Paid to Centennial Asset Management Corporation
------------------------- --------------------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------------------
          2000                                                    $62,139,589
------------------------- --------------------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------------------
          2001                                                    $69,386,242
------------------------- --------------------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------------------
          2002                                                    $76,393,970
------------------------- --------------------------------------------------------------------------------------------

         Under the investment advisory agreement, the Manager has agreed to reimburse the Trust to the extent that the Trust's total expenses (including the management fee but excluding interest, taxes, brokerage commissions, and extraordinary expenses such as litigation costs) exceed in any fiscal year the lesser of: (i) 1.5% of average annual net assets of the Trust up to $30 million plus 1% of the average annual net assets in excess of $30 million or; (ii)
25% of the total annual investment income of the Trust. For fiscal years ended June 30, 2000 and June 30, 2001 there were no reimbursements by the Manager to the Trust. For fiscal year ended June 30, 2002 the Manager reimbursed
$7,405,461 to the Trust.

      The investment advisory agreement provides that the Manager shall not be liable for any loss sustained by reason of the adoption of an investment policy or the purchase, sale or retention of any security on its recommendation, whether or not such recommendation shall have been based upon its own investigation and research or upon investigation and research made by any other individual, firm or corporation, if such recommendation shall have been made and such other individual, firm or corporation shall have been selected with due care and in good faith, provided that nothing in the agreement shall be construed to protect the Manager against any liability to the Trust or  its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

              |X| Annual Approval of Investment Advisory Agreement. Each year, the Board of Trustees, including a majority of the Independent Trustees, is required to approve the renewal of the investment advisory agreement. The
Investment Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

         The Board also receives information about the 12b-1 distribution fees the Trust pays.  These distribution fees are reviewed and approved at a different time of the year.

         The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o        The nature, cost, and quality of the services provided to the Trust and its shareholders;
o        The profitability of the Trust to the Manager;
o        The investment performance of the Trust in comparison to regular market indices
o        Economies of scale that may be available to the Trust from the Manager;
o        Fees paid by other mutual funds for similar services;
o        The value and quality of any other benefits or services received by the Trust from its relationship with the Manager, and
o        The direct and indirect benefits the Manager received from its relationship with the Trust.  These included services provided by the Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange Act.

         The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Trust.  The Board also considered that maintaining the financial viability of the
Manager is important so that the Manager will be able to continue to provide quality services to the Trust and its shareholders in adverse times.  The Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

         These matters were also considered by the Independent Trustees, meeting separately from the full Board with experienced Counsel to the Trust who assisted the Board in its deliberations.  The Trust's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

         In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

         |X|  The Distributor. Under its General Distributor's Agreement with the Trust, Centennial Asset Management
Corporation acts as the Trust's principal underwriter and Distributor in the continuous public offering of the
Trust's shares.  The Distributor is not obligated to sell a specific number of shares.  The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. For other distribution expenses paid by the Trust, see the section entitled "Service Plan" below.  The Trust's Sub-Distributor is OppenheimerFunds Distributor, Inc.

Portfolio Transactions.  Portfolio decisions are based upon recommendations and judgment of the Manager subject to the overall authority of the Board of Trustees.  Most purchases made by the Trust are principal transactions at net prices, so the Trust incurs little or no brokerage costs. The Trust deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker.  Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

         The Trust seeks to obtain prompt execution of orders at the most favorable net price.  If broker/dealers are used for portfolio transactions, transactions may be directed to broker/dealers for their execution and research services.  The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates.  Investment research received for the commissions of those other accounts may be useful both to the Trust and one or more of such other accounts.  Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.  It may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services.  If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         The research services provided by brokers broaden the scope and supplement the research activities of the
Manager.  That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Trust's portfolio or being considered for purchase.

         Subject to applicable rules covering the Manager's activities in this area, sales of shares of the Trust and/or the other investment companies managed by the Manager or distributed by the Distributor may also be considered as a factor in the direction of transactions to dealers.  That must be done in conformity with the price, execution and other considerations and practices discussed above.  Those other investment companies may also give similar consideration relating to the sale of the Trust's shares.  No portfolio transactions will be handled by any securities dealer affiliated with the Manager.

         The Trust may experience high portfolio turnover that may increase the Trust's transaction costs.  However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Trust.

Service Plan

The Trust has adopted a Service Plan for the shares.  The plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees2, cast in person at a meeting called for the purpose of voting on that plan.

         Under the plan, the Manager and the Distributor may make payments to affiliates and in their sole discretion, from time to time, may use their own resources (at no direct cost to the Trust) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform.  The
Manager may use its profits from the advisory fee it receives from the Trust.  In their sole discretion, the
Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

         Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Trust's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan.  A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of the Trust.

         The Board of Trustees and the Independent Trustees must approve all material amendments to a plan.  An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment.  The approval must be by a "majority" (as defined in the Investment Company
Act) of the shares.

         While the plan is in effect, the Treasurer of the Trust shall provide separate written reports on the plan to the Board of Trustees at least quarterly for its review.  The Reports shall detail the amount of all payments made under the plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

         The plan states that while it is in effect, the selection and nomination of those Trustees of the Trust who are not "interested persons" of the Trust is committed to the discretion of the Independent Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

         Under the plan, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Trust shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.  The Board of Trustees has set no
minimum amount of assets to qualify for payments under the plan.

         |X|  Service Plan Fees.  Under the service plan, the Distributor currently uses the fees it receives from the Trust to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold shares.  The services include, among others, answering customer inquiries about the Trust, assisting in establishing and maintaining accounts in the Trust, making the Trust's investment plans available and providing other services at the request of the Trust or the Distributor. The service plan permits reimbursements to the Distributor at a rate of up to 0.20% of average annual net assets of the shares.  The Distributor makes payments to plan recipients quarterly or monthly depending on asset size at an annual rate not to exceed 0.20% of the average annual net assets consisting of shares held in the accounts of the recipients or their customers.

         For the fiscal year ended June 30, 2002 payments under the plan totaled $45,827,352, all of which was paid by the Distributor to recipients.  That included $1,151 paid to an affiliate of the Distributor's parent company.
For the fiscal year ended June 30, 2002, the Manager paid, in the aggregate, $68,085,695 in fees out of its own resources for distribution assistance. Any unreimbursed expenses the Distributor incurs with respect to the shares in any fiscal quarter cannot be recovered in subsequent quarters.  The Distributor may not use payments received under the plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

Performance of the Trust

Explanation of Performance Terminology.  The Trust uses a variety of terms to illustrate its performance. These terms include "yield," "compounded effective yield" and "average annual total return."  An explanation of how yields and total returns are calculated is set forth below.  The charts below show the Trust's performance as of the
Trust's most recent fiscal year end.  You can obtain current performance information by calling the Trust's Transfer
Agent at 1.800.525.9310.

         The Trust's illustrations of its performance data in advertisements must comply with rules of the
Securities and Exchange Commission.  Those rules describe the types of performance data that may be used and how it is to be calculated.  If the Trust shows total returns in addition to its yields, the returns must be for the 1-, 5-
and 10-year periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication).

         Use of standardized performance calculations enables an investor to compare the Trust's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Trust's performance information as a basis for comparisons with other investments:

o        Yields and total returns measure the performance of a hypothetical account in the Trust over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.
o        An investment in the Trust is not insured by the FDIC or any other government agency.
o        The Trust's yield is not fixed or guaranteed and will fluctuate.
o        Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

              |_| Yields.  The Trust's current yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period.  The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared.  Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

         The compounded effective yield for a seven-day period is calculated by
         (1) adding 1 to the base period return (obtained as described above),
         (2) raising the sum to a power equal to 365 divided by 7, and
         (3) subtracting 1 from the result.

         The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent.  The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Trust's portfolio securities which may affect dividends.  Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

         o    Total Return Information.  There are different types of "total returns" to measure the Trust's performance. Total return is the change in value of a hypothetical investment in the Trust over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period.  The cumulative total return measures the change in value over the entire period (for example, ten years).  An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However, average annual total returns do not show actual year-by-year performance.  The Trust uses standardized calculations for its total returns as prescribed by the SEC.  The methodology is discussed below.

              |_| Average Annual Total Return.  The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years
("n") to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

  ERV    l/n     - 1     = Average Annual Total Return
  ---
    P

              |_| Cumulative Total Return.  The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

    ERV - P        = Total Return
----------------
       P

------------------------- ---------------------- ---------------------------------------------------------------------
         Yield            Compounded Effective                Average Annual Total Returns (at 6/30/02)
 (7 days ended 6/30/02)           Yield
                              (7 days ended
                                6/30/02)
------------------------- ---------------------- ---------------------------------------------------------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

                                                         1-Year                 5 Years               10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

         1.46%                    1.47%                  1.99%                   4.54%                  4.36%
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

         |X|  Other Performance Comparisons.  Yield information may be useful to investors in reviewing the Trust's performance.  The Trust may make comparisons between its yield and that of other investments, by citing various indices such as The Bank Rate Monitor National Index (provided by Bank Rate Monitor(TM)) which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas.  When comparing the Trust's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S. government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

         From time to time, the Trust may include in its advertisements and sales literature  performance  information about the Trust cited in other newspapers and periodicals,  such as The New York Times, which may include  performance quotations from other sources.

From time to time the Trust may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Trust and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Trust and the total return performance of other Oppenheimer funds included in the account.
Additionally, from time to time, the Trust's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o        information  about the  performance  of  certain  securities  or  commodities  markets or  segments  of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the  earnings of  companies  included in segments of  particular  industries,  sectors,  securities  markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information  relating  to the  gross  national  or gross  domestic  product  of the  United  States  or other countries or regions,
o        comparisons of various market sectors or indices to demonstrate  performance,  risk, or other characteristics of the Trust.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

Determination of Net Asset Value Per Share. The net asset value per share of the Trust is determined twice each day that the New York Stock Exchange ("Exchange") is open, at 12:00 Noon and at 4:00 P.M, on each day that the Exchange is open, by dividing the value of the Trust's net assets by the total number of shares outstanding. All references to time in this Statement of Additional Information mean "Eastern time."  The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King Jr. Day,
Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
It may also close on other days.

         The Trust's Board of Trustees has adopted the amortized cost method to value the Trust's portfolio securities.  Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security.  This method does not take into consideration any unrealized capital gains or losses on securities.  While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Trust would receive if it sold the security.

         The Trust's Board of Trustees has established procedures reasonably designed to stabilize the Trust's net asset value at $1.00 per share.  Those procedures include a review of the valuations of the Trust's portfolio holdings by the Board of Trustees, at intervals it deems appropriate, to determine whether the Trust's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

         The Board of Trustees will examine the extent of any deviation between the Trust's net asset value based upon available market quotations and amortized cost. If the Trust's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the
Board of Trustees will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

         During periods of declining interest rates, the daily yield on shares of the Trust may tend to be lower
(and net investment income and dividends higher) than those of a fund holding the identical investments as the Trust but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Trust would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to the Bank for clearance, the Bank will ask the Trust to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check.  This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Trust.
Checks may not be presented for payment at the offices of the Bank or the Trust's Custodian.  This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Trust reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time without prior notice. The Trust will provide you notice whenever it is required to do so by applicable law.

         In choosing to take advantage of the Checkwriting privilege, by signing the Account Application or by completing a Checkwriting card, each individual who signs:
(1)      for individual accounts, represents that they are the registered owner(s) of the shares of the Trust in that account;
(2)      for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)      authorizes the Trust, its Transfer Agent and any bank through which the Trust's drafts (checks) are payable to pay all checks drawn on the Trust account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
         (4)  specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the
              Application, as applicable;
(5)      understands that the Checkwriting privilege may be terminated or amended at any time by the Trust and/or the Trust's bank; and
(6)      acknowledges and agrees that neither the Trust nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire.  The Federal Funds wire of redemptions proceeds may be delayed if the Trust's custodian bank is not open for business on a day when the Trust would normally authorize the wire to be made, which is usually the Trust's next regular business day following the redemption.  In those circumstances, the wire will not be transmitted until the next bank business day on which the Trust is open for business.  No distributions will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire

Distributions From Retirement Plans.  Requests for distributions from OppenheimerFunds-sponsored IRAs, 403(b)(7)
custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds
Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information.  The request must

(1)      state the reason for the distribution;
(2)      state the owner's awareness of tax penalties if the distribution is premature; and
(3)      conform to the requirements of the plan and the Trust's other redemption requirements.

         Participants (other than self-employed persons) in OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the Trust held in the name of the plan or its fiduciary may not directly request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

         Distributions from pension and profit sharing plans are subject to special requirements under the Internal
Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made.  Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed.  Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld.  The
Trust, the Manager, the Distributor, the Sub-Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

How to Exchange Shares

As stated in the Prospectus, direct shareholders can exchange shares of the Trust for Class A shares of any of the following eligible funds:

Oppenheimer Bond Fund                                         Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund                         Oppenheimer New York Municipal Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund                               Oppenheimer Quest Balanced Value Fund
Oppenheimer Champion Income Fund                              Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Convertible Securities Fund                       Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Developing Markets Fund                           Oppenheimer Quest Opportunity Value Fund
Oppenheimer Disciplined Allocation Fund                       Oppenheimer Quest Value Fund, Inc.
Oppenheimer Discovery Fund                                    Oppenheimer Real Asset Fund(R)
Oppenheimer Emerging Growth Fund                              Oppenheimer Rochester National Municipals Fund
Oppenheimer Emerging Technologies Fund                        Oppenheimer Senior Floating Rate Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Small Cap Value Fund
Oppenheimer Europe Fund                                       Oppenheimer Strategic Income Fund
Oppenheimer Global Fund                                       Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth & Income Fund                       Oppenheimer Trinity Core Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Growth Fund                                       Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund                                   Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund                           Oppenheimer Value Fund
Oppenheimer International Growth Fund                         Limited-Term New York Municipal Fund
Oppenheimer International Small Company Fund                  Rochester Fund Municipals
Oppenheimer Limited Term Government Fund                      OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited-Term Municipal Fund                       OSM1 - Jennison Growth Fund
Oppenheimer Main Street(R)Growth & Income Fund                 OSM1 - Mercury Advisors S&P 500 Index
Oppenheimer Main Street(R)Opportunity Fund                     OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer Main Street(R)Small Cap Fund                       OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                                       OSM1 - Salomon Brothers All Cap Fund
Oppenheimer Multiple Strategies Fund

and the following money market funds:

Centennial America Fund, L. P.                                Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust                                   Oppenheimer Cash Reserves
Centennial Money Market Trust                                 Oppenheimer Money Market Fund, Inc.

1 - "OSM" stands for Oppenheimer Select Managers

         Shares of the Trust purchased without a sales charge may be exchanged for shares of an eligible fund offered with a sales charge upon payment of the sales charge.  Shares of the Trust acquired by reinvestment of dividends or distributions from the Trust or any of the other eligible funds (other than Oppenheimer Cash Reserves)
or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the eligible funds.

         |_|  Limits on Multiple Exchange Orders.  The Trust reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Trust may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

         |_|  Telephone Exchange Requests.  When exchanging shares by telephone, a direct shareholder must have an existing account in the fund to which the exchange is to be made.  Otherwise, the investor must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         |_|  Processing Exchange Requests.  Shares to be exchanged are redeemed on the regular business day the
Transfer Agent receives an exchange request in proper form (the "Redemption Date").  Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Trust reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Trust).

         In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the
Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

         The different eligible funds available for exchange have different investment objectives, policies and risks.  A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange.  For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  The Trust, the Distributor, the
Sub-Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

         The Trust may amend, suspend or terminate the exchange privilege at any time.  Although, the Trust may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law.  It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege.  That 60-day notice is not required in extraordinary circumstances.

Dividends and Taxes

Tax Status of the Trust's Dividends, Distributions and Redemptions of Shares.  The federal tax treatment of the
Trust's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Trust and its shareholders.

         The tax discussion in the Prospectus and this Statement of Additional Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Trust are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Trust.

Qualification as a Regulated Investment Company.  The Trust has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.  As a regulated investment company, the
Trust is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Trust to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Trust (unless their Trust shares are held in a retirement account or the shareholder is otherwise exempt from tax).

         The Internal Revenue Code contains a number of complex tests relating to qualification that the Trust might not meet in a particular year. If it did not qualify as a regulated investment company, the Trust would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

         To qualify as a regulated investment company, the Trust must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Trust must also satisfy certain other requirements of the Internal
Revenue Code, some of which are described below.  Distributions by the Trust made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a regulated investment company, the Trust must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

         In addition to satisfying the requirements described above, the Trust must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the
Trust's taxable year, at least 50% of the value of the Trust's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Trust must not have invested more than 5% of the value of the
Trust's total assets in securities of each such issuer and the Trust must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Trust controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code, by December 31 each year, the Trust must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98%
of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Trust must pay an excise tax on the amounts not distributed. It is presently anticipated that the Trust will meet those requirements. To meet this requirement, in certain circumstances the Trust might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Trust not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

Taxation of Trust Distributions.  The Trust anticipates distributing substantially all of its investment company taxable income for each taxable year.  Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

         Special provisions of the Internal Revenue Code govern the eligibility of the Trust's dividends for the dividends-received deduction for corporate shareholders.  Long-term capital gains distributions are not eligible for the deduction.  The amount of dividends paid by the Trust that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Trust derives from portfolio investments that the Trust has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Trust shares held for 45 days or less.  To the extent the Trust's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction. Since it is anticipated that most of the Trust's income will be derived from interest it receives on its investments, the Trust does not anticipate that its distributions will qualify for this deduction.

         The Trust may either retain or distribute to shareholders its net capital gain for each taxable year.  The
Trust currently intends to distribute any such amounts.  If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Trust before the shareholder acquired his or her shares.

         If the Trust elects to retain its net capital gain, the Trust will be subject to tax on it at the 35%
corporate tax rate.  If the Trust elects to retain its net capital gain, it is expected that the Trust also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of their pro rata share of such gain. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Trust on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

         Investment income that may be received by the Trust from sources within foreign countries may be subject to foreign taxes withheld at the source.  The United States has entered into tax treaties with many foreign countries which entitle the Trust to a reduced rate of, or exemption from, taxes on such income.

         Distributions by the Trust that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Trust must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Trust's investment policies, they will be identified as such in notices sent to shareholders.

         Distributions  by the Trust  will be  treated  in the  manner  described  above  regardless  of  whether  the distributions  are paid in cash or  reinvested in additional  shares of the Trust (or of another  fund).  Shareholders receiving a distribution  in the form of additional  shares will be treated as receiving a  distribution  in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Trust will be required in certain cases to withhold 30% (29% for payments after December 31, 2003) of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that
                                            -------
number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Trust that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the Trust is remitted by the Trust to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder
                                                                               -
will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Trust within 30 days before or after the redemption.

         In general, any gain or loss arising from the redemption of shares of the Trust will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (including, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Trust is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

         Ordinary income dividends that are paid by the Trust (and are deemed not "effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Trust at a rate of 30%, provided the Trust obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Trust. All income and any tax withheld by the Trust is remitted by the Trust to the U.S. Treasury and is identified in reports mailed to shareholders in March of each year.

         If the ordinary income dividends from the Trust are effectively connected with the conduct of a U.S. trade
                                                         ---
or business, then the foreign person may claim an exemption from the U.S. tax described above provided the Trust obtains a properly completed and signed Certificate of Foreign Status.

         If the foreign person fails to provide a certification of his/her foreign status, the Trust will be required to withhold U.S. tax at a rate of 30% (29% for payments after December 31, 2003) on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Trust is remitted by the Trust to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

         The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Trust, including the applicability of the U.S. withholding taxes described above.

Dividend Reinvestment in Another Trust.  Direct shareholders of the Trust may elect to reinvest all dividends and/or capital gains distributions in Class A shares of any eligible fund listed above. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment.  Otherwise, the shareholder first must obtain a prospectus for that fund and an application from the
Distributor to establish an account.  The investment will be made at the close of business on the payable date of the dividend or distribution.

Additional Information About the Trust

The Distributor.  The Trust's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with the Sub-Distributor.  The Distributor and the Sub-Distributor also distribute shares of the other funds managed by the Manager or an affiliate.

The Transfer Agent.  Shareholder Services, Inc. the Trust's Transfer Agent, is responsible for maintaining the
Trust's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of the Trust.  It also handles shareholder servicing and administrative functions.

The Custodian.  Citibank, N.A. is the Custodian of the Trust's assets.  The Custodian's responsibilities include safeguarding and controlling the Trust's portfolio securities and handling the delivery of such securities to and from the Trust.  It will be the practice of the Trust to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates.  The Trust's cash balances with the
Custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors.  Deloitte & Touche LLP are the independent auditors of the Trust.  They audit the Trust's financial statements and perform other related audit services.  They also act as auditors for the Manager and
OppenheimerFunds, Inc. and for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT
Centennial Money Market Trust

================================================================================
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF CENTENNIAL MONEY MARKET TRUST:

We have audited the accompanying statement of assets and liabilities of
Centennial Money Market Trust, including the statement of investments, as of
June 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Centennial Money Market Trust as of June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
July 22, 2002
STATEMENT OF INVESTMENTS June 30, 2002 Centennial Money Market Trust

                                                                                           PRINCIPAL                VALUE
                                                                                              AMOUNT           SEE NOTE 1
==========================================================================================================================

CERTIFICATES OF DEPOSIT--16.8%

DOMESTIC CERTIFICATES OF DEPOSIT--3.2%
Citibank NA:
   1.82%, 8/6/02 ...............................................................      $   70,000,000   $       70,000,000
   1.95%, 7/2/02 ...............................................................          30,000,000           30,000,000
National Bank of Commerce, Tennessee:
   1.81%, 1/24/03 ..............................................................          25,000,000           24,987,136
   1.84%, 7/18/02 ..............................................................          30,000,000           30,000,214
   1.874%, 6/23/03 .............................................................         100,000,000           99,984,850
   1.88%, 6/20/03(1) ...........................................................          60,000,000           59,993,976
   1.894%, 10/2/02(1) ..........................................................          20,000,000           20,000,526
   2.01%, 11/18/02 .............................................................          50,000,000           50,000,000
State Street Bank and Trust, 1.93%, 8/9/02 .....................................         100,000,000          100,000,000
Suntrust Bank, 1.955%, 5/23/03 .................................................          66,200,000           66,256,348
U.S. Bank NA MN, 2%, 11/1/02 ...................................................          45,000,000           45,000,000
Wells Fargo Bank NA, 1.79%, 8/5/02 .............................................         100,000,000          100,000,000
                                                                                                       -------------------
                                                                                                              696,223,050
                                                                                                       -------------------
YANKEE CERTIFICATES OF DEPOSIT--13.6%
ABN AMRO Bank NV, Chicago, 2.13%, 9/30/02 ......................................         135,000,000          135,001,686
Bank of Scotland, New York:
   1.75%, 7/29/02 ..............................................................          40,000,000           40,000,000
   1.85%, 7/24/02 ..............................................................          25,000,000           25,000,000
   1.93%, 8/15/02 ..............................................................         100,000,000          100,000,000
   1.94%, 8/21/02 ..............................................................         100,000,000          100,000,000
   1.94%, 8/30/02 ..............................................................          25,000,000           25,000,000
   2.17%, 9/20/02 ..............................................................          50,000,000           50,000,000
BNP Paribas, Chicago:
   1.77%, 8/1/02 ...............................................................          43,000,000           43,000,000
   2.10%, 10/17/02 .............................................................          50,000,000           50,000,000
   2.11%, 12/16/02 .............................................................          70,000,000           70,000,000
BNP Paribas, New York:
   1.71%, 7/31/02 ..............................................................          50,000,000           50,000,826
   1.96%, 11/13/02 .............................................................         120,000,000          120,000,000
   2.14%, 10/9/02 ..............................................................          60,000,000           60,003,298
Danske Bank, New York:
   1.70%, 7/31/02 ..............................................................          25,000,000           25,000,000
   1.93%, 8/30/02 ..............................................................         100,000,000          100,000,000
   2.065%, 12/20/02 ............................................................         100,000,000          100,002,359
Deutsche Bank AG, 1.83%, 7/30/02 ...............................................         100,000,000          100,000,000
3 STATEMENT OF INVESTMENTS Continued Centennial Money Market Trust

                                                                                           PRINCIPAL                VALUE
                                                                                              AMOUNT           SEE NOTE 1
==========================================================================================================================

YANKEE CERTIFICATES OF DEPOSIT CONTINUED
Lloyds TSB Bank plc, New York:
   1.92%, 12/16/02 .............................................................      $   80,000,000   $       80,022,010
   1.93%, 8/12/02 ..............................................................          75,000,000           75,000,000
   1.93%, 8/19/02 ..............................................................          35,000,000           35,000,000
   1.96%, 12/12/02 .............................................................          50,000,000           50,000,000
   2%, 11/29/02 ................................................................         100,000,000          100,016,341
Nordea Bank Finland plc, New York:
   1.92%, 7/26/02 ..............................................................         100,000,000          100,000,000
   1.95%, 11/14/02 .............................................................         100,000,000          100,000,000
   2.10%, 12/12/02 .............................................................          85,000,000           85,000,000
Rabobank Nederland NV, New York, 2.13%, 10/11/02 ...............................          95,000,000           95,000,000
Royal Bank of Canada:
   1.835%, 12/17/02 ............................................................          50,000,000           49,569,285
   1.853%, 12/16/02 ............................................................         100,000,000           99,135,267
Royal Bank of Scotland, New York:
   1.68%, 7/15/02 ..............................................................          80,000,000           80,000,000
   1.68%, 7/17/02 ..............................................................          50,000,000           50,000,000
   2.10%, 2/13/03 ..............................................................          50,000,000           50,000,000
Societe Generale:
   1.89%, 12/27/02 .............................................................         100,000,000          100,004,925
   1.95%, 11/8/02 ..............................................................          75,000,000           75,000,000
Svenska Handelsbanken, NY:
   1.94%, 1/22/03 ..............................................................         125,000,000          125,007,036
   1.96%, 1/17/03 ..............................................................         125,000,000          125,000,000
UBS AG Stamford CT:
   1.775%, 7/31/02 .............................................................          45,000,000           45,000,186
   1.80%, 7/31/02 ..............................................................          40,000,000           39,995,690
   1.855%, 7/31/02 .............................................................         100,000,000          100,000,412
   1.995%, 2/20/03 .............................................................         100,000,000          100,003,206
                                                                                                       -------------------
                                                                                                            2,951,762,527
                                                                                                       -------------------
Total Certificates of Deposit (Cost $3,647,985,577) ............................                            3,647,985,577
                                                                                                       -------------------
DIRECT BANK OBLIGATIONS--12.6%
Abbey National North America LLC, 1.94%, 12/12/02 ..............................          19,000,000           18,832,082
Abbey National Treasury Services (gtd. by Abbey National plc):
   1.68%, 7/31/02 ..............................................................          83,000,000           82,995,883
   1.81%, 7/9/02 ...............................................................          50,000,000           50,001,538
   1.84%, 7/24/02 ..............................................................          88,000,000           88,000,000
   1.84%, 7/29/02 ..............................................................         100,000,000          100,000,000
   2.065%, 12/20/02 ............................................................          75,000,000           75,001,770
4 STATEMENT OF INVESTMENTS Continued Centennial Money Market Trust

                                                                                           PRINCIPAL                VALUE
                                                                                              AMOUNT           SEE NOTE 1
==========================================================================================================================

DIRECT BANK OBLIGATIONS Continued
Danske Corp., Series A:
   1.88%, 7/8/02 ...............................................................      $   38,250,000   $       38,236,018
   1.92%, 12/11/02 .............................................................          50,000,000           49,565,333
   1.98%, 9/4/02 ...............................................................          50,000,000           49,821,250
Danske Corp., Series B, 1.90%, 7/5/02 ..........................................          25,000,000           24,994,722
Deutsche Bank Financial LLC, 1.821%, 7/29/02 ...................................         150,000,000          149,787,550
Governor & Co. of the Bank of Ireland:
   1.91%, 7/8/02(2) ............................................................          35,000,000           34,987,001
   1.92%, 7/3/02(2) ............................................................          45,000,000           44,995,200
   1.94%, 11/4/02(2) ...........................................................          90,000,000           89,388,900
   2.03%, 10/22/02(2) ..........................................................          40,000,000           39,745,122
   2.09%, 10/17/02(2) ..........................................................          75,000,000           74,529,750
   2.10%, 10/9/02(2) ...........................................................          75,000,000           74,562,500
   2.155%, 10/2/02(2) ..........................................................          50,000,000           49,721,646
Halifax plc, 1.93%, 11/13/02 ...................................................          85,000,000           84,384,813
LaSalle Bank NA, 2.09%, 9/9/02 .................................................         145,000,000          145,000,000
Lloyds TSB Bank plc, 1.92%, 8/12/02 ............................................          80,000,000           79,820,800
Nationwide Building Society:
   1.88%, 12/16/02 .............................................................          40,000,000           39,649,067
   1.91%, 8/5/02 ...............................................................          89,500,000           89,333,804
   1.91%, 8/9/02 ...............................................................          40,000,000           39,917,233
   1.91%, 8/28/02 ..............................................................         100,000,000           99,692,278
   1.93%, 8/15/02 ..............................................................         100,000,000           99,758,750
   1.93%, 8/16/02 ..............................................................          50,000,000           49,876,694
Nordea North America, Inc. (gtd. by Merita Bank plc):
   1.85%, 12/5/02 ..............................................................          18,000,000           17,854,775
   1.91%, 7/30/02 ..............................................................          20,000,000           19,969,228
   1.91%, 8/1/02 ...............................................................          47,500,000           47,421,876
   1.955%, 11/25/02 ............................................................          17,000,000           16,864,290
Rabobank Nederland NV, 1.92%, 8/7/02 ...........................................         100,000,000           99,802,667
Societe Generale North America:
   2.04%, 12/19/02 .............................................................          18,000,000           17,825,580
   2.23%, 10/2/02 ..............................................................          70,000,000           69,596,742
   2.23%, 10/3/02 ..............................................................          50,000,000           49,708,861
Svenska Handelsbanken, Inc., Series S (gtd. by Svenska Handelsbanken AG):
   1.79%, 7/1/02 ...............................................................         100,000,000          100,000,000
   1.90%, 11/27/02 .............................................................          22,511,000           22,333,976
   1.905%, 12/16/02 ............................................................          25,000,000           24,777,750
   1.97%, 1/9/03 ...............................................................          25,000,000           24,737,333
5 STATEMENT OF INVESTMENTS Continued Centennial Money Market Trust

                                                                                           Principal                Value
                                                                                              Amount           See Note 1
==========================================================================================================================

DIRECT BANK OBLIGATIONS Continued
U.S. Bank NA MN, 2.03%, 10/24/02 ...............................................      $  145,000,000   $      145,000,000
U.S. Bank NA MN, North Dakota, 1.759%, 4/30/03(1) ..............................         150,000,000          149,937,000
UBS Finance (Delaware) LLC:
   1.98%, 9/4/02 ...............................................................          10,000,000            9,964,250
   2.23%, 9/25/02 ..............................................................          50,000,000           49,733,639
                                                                                                       -------------------
Total Direct Bank Obligations (Cost $2,728,127,671) ............................                            2,728,127,671
                                                                                                       -------------------
LETTERS OF CREDIT--0.7%
Barclays Bank plc, guaranteeing commercial paper of
Banco Nacional de Comercio Exterior SNC:
   1.92%, 7/26/02 ..............................................................          46,000,000           45,938,667
   1.93%, 7/25/02 ..............................................................          30,000,000           29,961,400
   2.25%, 9/26/02 ..............................................................          10,000,000            9,945,625
Barclays Bank plc, guaranteeing commercial paper of PEMEX Capital, Inc.:
   1.91%, 8/8/02 ...............................................................          49,500,000           49,400,202
   2.01%, 12/2/02 ..............................................................          25,000,000           24,785,042
                                                                                                       -------------------
Total Letters of Credit (Cost $160,030,936) ....................................                              160,030,936
                                                                                                       -------------------
SHORT-TERM NOTES--67.7%

AEROSPACE & DEFENSE--1.3%
General Dynamics Corp.:
   1.91%, 8/7/02(2) ............................................................          50,000,000           49,901,847
   1.91%, 8/12/02(2) ...........................................................          45,000,000           44,899,725
   2.06%, 9/13/02(2) ...........................................................          60,000,000           59,745,934
   2.08%, 9/30/02(2) ...........................................................          40,000,000           39,789,689
   2.16%, 9/5/02(2) ............................................................          50,000,000           49,802,000
   2.17%, 9/16/02(2) ...........................................................          33,000,000           32,846,834
                                                                                                       -------------------
                                                                                                              276,986,029
                                                                                                       -------------------
ASSET-BACKED--25.2%
Barton Capital Corp., 1.75%, 7/8/02(2) .........................................          50,000,000           49,982,986
BILLS Securitisation Ltd.:
   1.82%, 9/10/02 ..............................................................          95,000,000           94,659,003
   1.87%, 8/22/02 ..............................................................         145,000,000          144,608,339
   1.90%, 8/19/02 ..............................................................         100,000,000           99,741,389
   2.03%, 10/18/02 .............................................................          85,000,000           84,477,557
6 STATEMENT OF INVESTMENTS Continued Centennial Money Market Trust

                                                                                           PRINCIPAL                VALUE
                                                                                              AMOUNT           SEE NOTE 1
==========================================================================================================================

ASSET-BACKED CONTINUED
Charta Corp.:
   1.79%, 7/25/02(2) ...........................................................      $   31,890,000   $       31,851,945
   1.79%, 8/26/02(2) ...........................................................          50,000,000           49,860,778
   1.80%, 7/1/02(2) ............................................................          50,000,000           50,000,000
   1.80%, 7/24/02(2) ...........................................................          40,000,000           39,954,000
   1.80%, 8/8/02(2) ............................................................          45,000,000           44,914,500
   1.81%, 8/9/02(2) ............................................................          43,500,000           43,414,704
   1.87%, 7/15/02(2) ...........................................................          25,000,000           24,981,819
   1.88%, 7/18/02(2) ...........................................................          20,000,000           19,982,244
   1.89%, 7/8/02(2) ............................................................          90,000,000           89,966,925
Crown Point Capital Co.:
   1.81%, 7/18/02(2) ...........................................................          50,000,000           49,957,264
   1.81%, 7/19/02(2) ...........................................................          50,000,000           49,954,750
   1.82%, 7/10/02(2) ...........................................................          50,000,000           49,977,250
   1.82%, 7/12/02(2) ...........................................................          50,000,000           49,972,194
   1.83%, 8/5/02(2) ............................................................          70,000,000           69,875,458
   1.85%, 7/17/02(2) ...........................................................          84,000,000           83,930,933
Delaware Funding Corp.:
   1.79%, 7/22/02(2) ...........................................................          48,000,000           47,949,880
   1.80%, 7/15/02(2) ...........................................................         100,143,000          100,072,900
Fairway Finance Corp.:
   1.80%, 7/25/02(2) ...........................................................          35,000,000           34,958,000
   1.80%, 8/5/02(2) ............................................................          42,889,000           42,813,944
   1.82%, 7/29/02(2) ...........................................................          24,287,000           24,252,620
   1.88%, 7/12/02(2) ...........................................................          50,000,000           49,972,500
   1.88%, 7/15/02(2) ...........................................................          35,102,000           35,076,337
   1.94%, 12/16/02(2) ..........................................................          20,208,000           20,025,050
   1.97%, 8/22/02(2) ...........................................................          50,462,000           50,318,408
   2.01%, 11/1/02(2) ...........................................................          25,130,000           24,957,420
   2.06%, 10/21/02(2) ..........................................................          25,309,000           25,146,797
   2.14%, 10/9/02(2) ...........................................................          29,694,000           29,517,486
   2.14%, 10/10/02(2) ..........................................................          30,340,000           30,157,842
   2.25%, 9/20/02(2) ...........................................................          50,000,000           49,746,875
Galaxy Funding, Inc.:
   1.79%, 7/29/02(2) ...........................................................          50,000,000           49,930,389
   1.91%, 7/16/02(2) ...........................................................          25,000,000           24,980,104
   1.98%, 7/8/02(2) ............................................................         107,000,000          106,959,680
   2.08%, 12/9/02(2) ...........................................................         100,000,000           99,069,778
   2.08%, 12/11/02(2) ..........................................................          85,000,000           84,199,489
   2.08%, 12/12/02(2) ..........................................................          35,000,000           34,668,356
7 STATEMENT OF INVESTMENTS Continued Centennial Money Market Trust

                                                                                           PRINCIPAL                VALUE
                                                                                              AMOUNT           SEE NOTE 1
==========================================================================================================================

ASSET-BACKED CONTINUED
GOVCO, Inc.:
   1.80%, 8/6/02(2) ............................................................      $   20,000,000   $       19,964,000
   1.80%, 8/21/02(2) ...........................................................          25,000,000           24,936,250
   1.81%, 7/23/02(2) ...........................................................          50,000,000           49,944,694
   1.87%, 7/10/02(2) ...........................................................          10,000,000            9,995,325
Greyhawk Funding LLC:
   1.80%, 8/16/02(2) ...........................................................          40,000,000           39,908,000
   1.91%, 11/18/02(2) ..........................................................         100,000,000           99,257,222
   1.92%, 7/25/02(2) ...........................................................          80,000,000           79,901,200
   1.92%, 7/26/02(2) ...........................................................         100,000,000           99,870,486
   1.955%, 8/14/02(2) ..........................................................          65,000,000           64,844,686
   2.20%, 9/12/02(2) ...........................................................          30,000,000           29,866,167
Lexington Parker Capital Co. LLC:
   1.80%, 7/12/02(2) ...........................................................          20,000,000           19,989,000
   1.85%, 7/24/02(2) ...........................................................          90,965,000           90,857,484
   1.93%, 7/25/02(2) ...........................................................         130,000,000          129,832,733
   2%, 9/6/02(2) ...............................................................          68,000,000           67,746,889
   2.02%, 12/2/02(2) ...........................................................          87,000,000           86,248,223
   2.05%, 10/18/02(2) ..........................................................          20,000,000           19,875,861
Neptune Funding Corp.:
   1.82%, 7/1/02(2) ............................................................          25,009,000           25,009,000
   1.84%, 8/23/02(2) ...........................................................         148,598,000          148,195,465
   1.90%, 12/19/02(2) ..........................................................          55,000,000           54,503,625
   1.98%, 12/6/02(2) ...........................................................          29,000,000           28,747,990
   2.04%, 11/22/02(2) ..........................................................          75,000,000           74,388,000
   2.05%, 11/27/02(2) ..........................................................          86,532,000           85,797,800
New Center Asset Trust:
   1.80%, 7/10/02 ..............................................................          50,000,000           49,977,500
   1.80%, 7/11/02 ..............................................................          50,000,000           49,975,000
   1.80%, 7/12/02 ..............................................................         100,000,000           99,945,000
   1.80%, 7/22/02 ..............................................................         150,000,000          149,842,500
Old Line Funding Corp., 1.78%, 8/7/02(2) .......................................          45,183,000           45,100,340
Park Avenue Receivables Corp.:
   1.78%, 7/11/02(2) ...........................................................          47,652,000           47,628,439
   1.79%, 7/18/02(2) ...........................................................          29,693,000           29,667,901
   1.79%, 7/19/02(2) ...........................................................          60,556,000           60,501,802
   1.79%, 8/12/02(2) ...........................................................          39,775,000           39,691,937
   1.80%, 7/22/02(2) ...........................................................          60,840,000           60,776,118
   1.80%, 7/24/02(2) ...........................................................          85,000,000           84,902,250
   1.80%, 8/2/02(2) ............................................................          86,193,000           86,055,091
8 STATEMENT OF INVESTMENTS Continued Centennial Money Market Trust

                                                                                           PRINCIPAL                VALUE
                                                                                              AMOUNT           SEE NOTE 1
==========================================================================================================================

ASSET-BACKED CONTINUED
Perry Global Funding LLC, Series A:
   1.80%, 8/7/02(2) ............................................................      $   24,486,000   $       24,440,701
   1.83%, 7/24/02(2) ...........................................................         100,000,000           99,883,083
   1.84%, 8/21/02(2) ...........................................................          40,000,000           39,895,733
   1.85%, 7/18/02(2) ...........................................................          99,000,000           98,913,512
Scaldis Capital LLC:
   1.80%, 7/22/02(2) ...........................................................          35,000,000           34,963,250
   1.82%, 8/12/02(2) ...........................................................          35,199,000           35,124,261
   1.83%, 7/26/02(2) ...........................................................          21,801,000           21,773,295
   1.88%, 12/9/02(2) ...........................................................          50,000,000           49,579,611
   1.89%, 7/31/02(2) ...........................................................          10,137,000           10,121,034
   2.03%, 8/23/02(2) ...........................................................          18,934,000           18,877,414
   2.03%, 8/27/02(2) ...........................................................          70,174,000           69,948,449
   2.03%, 11/8/02(2) ...........................................................          29,333,000           29,117,973
   2.11%, 10/8/02(2) ...........................................................         104,696,000          104,093,463
   2.20%, 9/9/02(2) ............................................................          25,274,000           25,165,883
Sheffield Receivables Corp.:
   1.78%, 7/11/02(2) ...........................................................          50,000,000           49,975,278
   1.78%, 7/12/02(2) ...........................................................          54,280,000           54,250,312
   1.79%, 7/1/02(2) ............................................................          47,030,000           47,030,000
   1.79%, 7/2/02(2) ............................................................         100,000,000           99,995,028
   1.79%, 7/5/02(2) ............................................................         100,000,000           99,980,111
   1.79%, 7/19/02(2) ...........................................................          50,000,000           49,955,250
VVR Funding LLC:
   1.85%, 7/22/02(2) ...........................................................          20,000,000           19,978,417
   1.85%, 8/16/02(2) ...........................................................          50,000,000           49,881,806
                                                                                                       -------------------
                                                                                                            5,473,525,735
                                                                                                       -------------------
BANKS--0.5%
Wells Fargo & Co., 1.78%, 7/19/02 ..............................................         100,000,000           99,911,000
                                                                                                       -------------------
BEVERAGES--1.8%
Diageo Capital plc:
   1.82%, 7/11/02(2) ...........................................................          50,000,000           49,974,722
   1.86%, 7/8/02(2) ............................................................          50,000,000           49,981,917
   1.93%, 12/4/02(2) ...........................................................          50,000,000           49,581,833
   1.98%, 3/11/03(2) ...........................................................          45,000,000           44,373,825
   1.99%, 10/21/02(2) ..........................................................          50,000,000           49,690,444
   2.215%, 9/23/02(2) ..........................................................         100,000,000           99,483,167
   2.215%, 9/24/02(2) ..........................................................          50,000,000           49,738,507
                                                                                                       -------------------
                                                                                                              392,824,415
                                                                                                       -------------------
9 STATEMENT OF INVESTMENTS Continued Centennial Money Market Trust

                                                                                           PRINCIPAL                VALUE
                                                                                              AMOUNT           SEE NOTE 1
==========================================================================================================================

BROKER-DEALERS--5.6%
Banc of America Securities LLC, 2.20%, 7/1/02(1) ...............................      $   20,000,000   $       20,000,000
Goldman Sachs Group LP, Promissory Note:
   1.98%, 12/13/02(3) ..........................................................          85,000,000           85,000,000
   2.06%, 11/25/02 .............................................................          15,000,000           15,000,000
   2.08%, 11/6/02(3) ...........................................................          80,000,000           80,000,000
   2.11%, 8/29/02(3) ...........................................................         100,000,000          100,000,000
   2.11%, 8/30/02(3) ...........................................................          80,000,000           80,000,000
   2.12%, 11/19/02(3) ..........................................................          50,000,000           50,000,000
Morgan Stanley Dean Witter & Co.:
   1.78%, 7/25/02 ..............................................................          69,000,000           68,918,120
   1.82%, 7/22/02 ..............................................................         100,000,000           99,893,833
   2%, 12/2/02(1) ..............................................................         200,000,000          200,000,000
   7.125%, 1/15/03 .............................................................          25,000,000           25,639,556
Salomon Smith Barney Holdings, Inc.:
   1.78%, 7/11/02 ..............................................................          50,000,000           49,975,278
   1.78%, 7/12/02 ..............................................................          50,000,000           49,972,806
   1.78%, 7/15/02 ..............................................................         100,000,000           99,930,778
   1.79%, 8/1/02 ...............................................................         100,000,000           99,845,861
   1.79%, 8/14/02 ..............................................................         100,000,000           99,781,222
                                                                                                       -------------------
                                                                                                            1,223,957,454
                                                                                                       -------------------
CHEMICALS--1.5%
BASF AG:
   1.945%, 11/18/02(2) .........................................................          70,000,000           69,470,528
   1.96%, 11/20/02(2) ..........................................................         100,000,000           99,226,889
   1.96%, 11/21/02(2) ..........................................................         160,000,000          158,754,311
                                                                                                       -------------------
                                                                                                              327,451,728
                                                                                                       -------------------
COMMERCIAL FINANCE--0.4%
Private Export Fund Corp.:
   1.91%, 8/15/02(2) ...........................................................          20,000,000           19,952,250
   1.93%, 12/3/02(2) ...........................................................          22,000,000           21,817,186
   1.99%, 10/22/02 .............................................................          23,000,000           22,856,333
   2.16%, 10/1/02(2) ...........................................................          17,000,000           16,906,160
                                                                                                       -------------------
                                                                                                               81,531,929
                                                                                                       -------------------
CONSUMER FINANCE--2.3%
American Express Credit Corp., Series B:
   1.83%, 4/25/03(1) ...........................................................          70,000,000           70,000,000
   1.83%, 5/7/03(1) ............................................................         160,000,000          160,000,000
10 STATEMENT OF INVESTMENTS Continued Centennial Money Market Trust

                                                                                           PRINCIPAL                VALUE
                                                                                              AMOUNT           SEE NOTE 1
==========================================================================================================================

CONSUMER FINANCE CONTINUED
American General Finance Corp.:
   1.80%, 8/9/02 ...............................................................      $   80,000,000   $       79,844,000
   1.80%, 8/12/02 ..............................................................          30,000,000           29,937,000
   1.84%, 7/11/02 ..............................................................          30,000,000           29,984,667
   1.92%, 7/8/02 ...............................................................          24,680,000           24,670,786
   1.98%, 1/8/03 ...............................................................          95,000,000           94,002,025
                                                                                                       -------------------
                                                                                                              488,438,478
                                                                                                       -------------------
DIVERSIFIED FINANCIALS--2.1%
GE Capital International Funding, Inc. (gtd. by General Electric
   Capital Corp.), 2%, 11/1/02(2) ..............................................           9,800,000            9,733,033
General Electric Capital Corp., 2.04%, 12/23/02 ................................          88,000,000           87,127,333
Prudential Funding LLC:
   1.98%, 11/4/02 ..............................................................          50,000,000           49,653,500
   1.99%, 10/30/02 .............................................................          50,000,000           49,665,569
   1.99%, 11/1/02 ..............................................................          50,000,000           49,660,042
Wells Fargo Financial, Inc.:
   1.86%, 7/10/02 ..............................................................         100,000,000           99,953,500
   1.905%, 7/3/02 ..............................................................         100,000,000           99,989,417
                                                                                                       -------------------
                                                                                                              445,782,394
                                                                                                       -------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.8%
SBC International, Inc.:
   1.82%, 8/26/02(2) ...........................................................          67,500,000           67,308,900
   1.91%, 9/18/02(2) ...........................................................          85,000,000           84,643,732
   1.975%, 11/4/02(2) ..........................................................          50,000,000           49,654,375
   2%, 10/18/02(2) .............................................................          50,000,000           49,697,222
   2%, 10/21/02(2) .............................................................         100,000,000           99,377,778
   2%, 11/20/02(2) .............................................................          50,000,000           49,605,556
                                                                                                       -------------------
                                                                                                              400,287,563
                                                                                                       -------------------
FOOD PRODUCTS--0.4%
Nestle Capital Corp.:
   1.87%, 7/8/02(2) ............................................................          46,000,000           45,983,274
   1.90%, 8/8/02(2) ............................................................          50,000,000           49,899,722
                                                                                                       -------------------
                                                                                                               95,882,996
                                                                                                       -------------------
11 STATEMENT OF INVESTMENTS Continued Centennial Money Market Trust

                                                                                           PRINCIPAL                VALUE
                                                                                              AMOUNT           SEE NOTE 1
==========================================================================================================================

GAS UTILITIES--0.2%
Centrica plc, 2.03%, 11/13/02(2) ...............................................      $   50,000,000   $       49,619,375
                                                                                                       -------------------
INSURANCE--6.0%
Allstate Life Insurance Co., 1.84%, 7/1/02(1) ..................................          50,000,000           50,000,000
GE Financial Assurance Holdings, Inc., 1.95%, 11/4/02(2) .......................          34,000,000           33,767,950
General Electric Capital Assurance Co., 1.944%, 12/1/03(1,3) ...................         143,000,000          143,000,000
ING America Insurance Holdings, Inc.:
   1.85%, 12/11/02 .............................................................          50,000,000           49,581,180
   1.92%, 7/3/02 ...............................................................          11,000,000           10,998,827
   1.92%, 8/7/02 ...............................................................          24,000,000           23,952,640
   1.92%, 8/8/02 ...............................................................          50,000,000           49,898,667
   1.93%, 8/14/02 ..............................................................          50,000,000           49,882,056
   1.935%, 8/19/02 .............................................................          30,000,000           29,920,987
   1.97%, 12/4/02 ..............................................................          50,000,000           49,573,167
   2.15%, 9/20/02 ..............................................................          25,000,000           24,879,062
   2.24%, 9/25/02 ..............................................................          20,000,000           19,892,978
Jackson National Life Insurance Co.:
   1.85%, 8/1/02(1) ............................................................          48,000,000           48,000,000
   1.90%, 3/3/03(1) ............................................................          70,000,000           70,000,000
Metropolitan Life Insurance Co.:
   1.854%, 7/1/02(1) ...........................................................         100,000,000          100,000,000
   1.894%, 7/1/02(1) ...........................................................         123,500,000          123,500,000
Pacific Life Insurance Co., 1.864%, 2/14/03(1,3) ...............................          71,000,000           71,000,000
Prudential Insurance Co. of America, 2.03%, 1/31/03(1) .........................         165,000,000          165,000,000
Travelers Insurance Co.:
   1.84%, 9/13/02(1,3) .........................................................          23,000,000           23,000,000
   1.85%, 11/29/02(1,3) ........................................................          50,000,000           50,000,000
   1.86%, 9/13/02(1,3) .........................................................          25,000,000           25,000,000
   1.86%, 10/4/02(1,3) .........................................................          40,000,000           40,000,000
United of Omaha Life Insurance Co., 1.944%, 7/31/03(1) .........................          50,000,000           50,000,000
                                                                                                       -------------------
                                                                                                            1,300,847,514
                                                                                                       -------------------
LEASING & FACTORING--3.0%
American Honda Finance Corp.:
   1.82%, 4/9/03(1) ............................................................          80,000,000           80,000,000
   1.84%, 6/24/03(4) ...........................................................          10,000,000            9,998,995
   1.844%, 6/25/03(4) ..........................................................          75,000,000           74,992,500
   1.86%, 6/12/03(1,4) .........................................................          50,000,000           50,000,000
   1.89%, 5/19/03(1,4) .........................................................          50,000,000           50,000,000
   1.90%, 9/26/02(1) ...........................................................          40,000,000           40,005,495
   1.92%, 11/20/02(1) ..........................................................          80,000,000           80,013,468
12 STATEMENT OF INVESTMENTS Continued Centennial Money Market Trust

                                                                                           PRINCIPAL                VALUE
                                                                                              AMOUNT           SEE NOTE 1
==========================================================================================================================

LEASING & FACTORING CONTINUED
Toyota Motor Credit Corp.:
   2.03%, 10/8/02(2) ...........................................................      $   13,000,000   $       12,927,428
   2.03%, 10/9/02(2) ...........................................................          46,200,000           45,939,483
Volkswagen of America:
   1.98%, 7/1/02(2) ............................................................         101,200,000          101,200,000
   1.98%, 11/6/02(2) ...........................................................         100,000,000           99,296,000
                                                                                                       -------------------
                                                                                                              644,373,369
                                                                                                       -------------------
MEDIA--0.8%
McGraw-Hill Cos., Inc.:
   1.85%, 8/8/02 ...............................................................          25,500,000           25,450,204
   1.89%, 8/5/02 ...............................................................          40,000,000           39,926,500
   2.05%, 10/1/02 ..............................................................          46,000,000           45,759,011
   2.10%, 10/9/02 ..............................................................          24,500,000           24,357,083
   2.23%, 9/25/02 ..............................................................          24,500,000           24,369,483
   2.235%, 9/19/02 .............................................................          23,000,000           22,885,767
                                                                                                       -------------------
                                                                                                              182,748,048
                                                                                                       -------------------
METALS & MINING--0.3%
Rio Tinto America, Inc. (gtd. by Rio Tinto plc and
   Rio Tinto Ltd.), 1.79%, 9/19/02(2) ..........................................          50,000,000           49,801,111
Rio Tinto Ltd. (gtd. by Rio Tinto plc and Rio Tinto Ltd.), 1.84%, 7/11/02(2) ...          23,115,000           23,103,186
                                                                                                       -------------------
                                                                                                               72,904,297
                                                                                                       -------------------
OIL & GAS--3.6%
BP Capital Markets plc:
   2%, 11/8/02 .................................................................          80,000,000           79,422,222
   2.16%, 9/16/02 ..............................................................         110,500,000          109,989,490
Chevron UK Investment plc (gtd. by ChevronTexaco Corp.):
   1.85%, 7/12/02 ..............................................................          35,000,000           34,980,215
   1.95%, 11/7/02(2) ...........................................................          15,000,000           14,895,188
   1.98%, 9/6/02(2) ............................................................          25,000,000           24,907,875
   2.08%, 10/17/02(2) ..........................................................          30,000,000           29,812,800
Koch Industries, Inc., 1.76%, 7/19/02(2) .......................................          99,615,000           99,527,339
Shell Finance UK plc:
   1.82%, 7/16/02 ..............................................................          17,000,000           16,987,108
   1.99%, 10/16/02 .............................................................          79,500,000           79,029,780
   1.99%, 10/21/02 .............................................................         135,000,000          134,164,200
   1.99%, 10/23/02 .............................................................          40,000,000           39,747,933
13 STATEMENT OF INVESTMENTS Continued Centennial Money Market Trust

                                                                                       PRINCIPAL                VALUE
                                                                                          AMOUNT           SEE NOTE 1
======================================================================================================================

OIL & GAS CONTINUED
   2%, 10/15/02 ................................................................  $  100,000,000   $       99,411,111
   2.02%, 10/8/02 ..............................................................      21,400,000           21,281,123
                                                                                                   -------------------
                                                                                                          784,156,384
                                                                                                   -------------------
PHARMACEUTICALS--2.8%
Aventis:
   1.85%, 7/17/02(2) ...........................................................      50,000,000           49,958,889
   1.86%, 7/10/02(2) ...........................................................      30,000,000           29,986,050
GlaxoSmithKline Finance plc:
   1.76%, 7/9/02(2) ............................................................      50,000,000           49,980,444
   1.82%, 7/19/02(2) ...........................................................      75,000,000           74,931,750
Wyeth:
   1.88%, 8/1/02(2) ............................................................      80,000,000           79,869,628
   1.889%, 12/20/02(2) .........................................................     160,000,000          160,000,000
   1.90%, 7/29/02(2) ...........................................................      75,000,000           74,889,789
   1.90%, 7/30/02(2) ...........................................................      45,000,000           44,931,125
   1.95%, 7/11/02(2) ...........................................................      48,000,000           47,974,000
                                                                                                   -------------------
                                                                                                          612,521,675
                                                                                                   -------------------
SPECIAL PURPOSE FINANCIAL--8.1%
AriesOne Metafolio Corp.:
   1.84%, 7/10/02(2) ...........................................................     100,000,000           99,954,000
   1.85%, 7/9/02(2) ............................................................      35,712,000           35,697,318
Beta Finance, Inc.:
   1.789%, 4/22/03(1) ..........................................................      70,000,000           69,993,000
   1.80%, 8/15/02(2) ...........................................................      50,000,000           49,887,500
   1.97%, 11/14/02(2) ..........................................................      50,000,000           49,627,889
   2.02%, 11/27/02(2) ..........................................................      58,000,000           57,515,088
Breeds Hill Capital Co. LLC, Series A, 1.92%, 7/9/02(2) ........................      95,000,000           94,959,467
Cooperative Assn. of Tractor Dealers, Inc., Series A:
   1.885%, 10/8/02 .............................................................      49,300,000           49,044,441
   1.92%, 8/13/02 ..............................................................      11,000,000           10,974,773
   2.02%, 10/25/02 .............................................................      27,300,000           27,122,307
   2.03%, 7/1/02 ...............................................................      38,100,000           38,100,000
Cooperative Assn. of Tractor Dealers, Inc., Series B, 1.885%, 10/8/02 ..........       9,000,000            8,953,346
Halogen Capital Co. LLC, Series A:
   1.80%, 7/12/02(2) ...........................................................      19,000,000           18,989,550
   1.81%, 8/6/02(2) ............................................................      35,000,000           34,936,650
   1.84%, 8/9/02(2) ............................................................      50,000,000           49,900,333
14 STATEMENT OF INVESTMENTS Continued Centennial Money Market Trust

                                                                                       PRINCIPAL                VALUE
                                                                                          AMOUNT           SEE NOTE 1
======================================================================================================================

SPECIAL PURPOSE FINANCIAL CONTINUED
Independence Funding LLC:
   1.80%, 7/15/02(2) ...........................................................  $   40,301,000   $       40,272,789
   1.90%, 9/25/02(2) ...........................................................      25,000,000           24,886,528
   1.90%, 12/16/02(2) ..........................................................      24,912,000           24,691,114
   1.91%, 9/23/02(2) ...........................................................     126,285,000          125,729,930
K2 (USA) LLC:
   1.80%, 7/15/02(2) ...........................................................      14,000,000           13,990,200
   1.93%, 7/30/02(2) ...........................................................      40,000,000           39,937,811
   1.93%, 8/1/02(2) ............................................................      20,000,000           19,966,761
   1.96%, 8/27/02(2) ...........................................................      40,000,000           39,875,867
   1.97%, 8/22/02(2) ...........................................................      30,000,000           29,914,633
   1.97%, 8/29/02(2) ...........................................................      42,000,000           41,864,054
   1.98%, 8/20/02(2) ...........................................................      36,374,000           36,273,972
   2%, 7/31/02(2) ..............................................................      24,000,000           23,960,000
   2.01%, 11/22/02(2) ..........................................................      77,069,000           76,447,605
   2.10%, 1/15/03(2) ...........................................................      63,000,000           62,294,350
KZH-KMS Corp., 1.82%, 7/19/02(2) ...............................................      49,000,000           48,955,410
LINKS Finance LLC:
   1.865%, 5/15/03(1) ..........................................................     100,000,000           99,995,000
   1.87%, 5/15/03(1) ...........................................................      57,000,000           56,994,300
   2%, 7/1/02(2) ...............................................................      32,743,000           32,743,000
   2.02%, 11/27/02(2) ..........................................................      17,700,000           17,552,018
   2.05%, 11/15/02(2) ..........................................................      49,000,000           48,617,732
Long Lane Master Trust 4:
   1.81%, 7/26/02(4) ...........................................................      75,000,000           74,905,729
   1.87%, 7/8/02(4) ............................................................      34,740,000           34,727,368
   1.87%, 7/17/02(4) ...........................................................      35,849,000           35,819,206
   1.94%, 7/3/02(4)  ...........................................................      17,584,000           17,582,105
                                                                                                   -------------------
                                                                                                        1,763,653,144
                                                                                                   -------------------
Total Short-Term Notes (Cost $14,717,403,527) ..................................                       14,717,403,527
                                                                                                   -------------------
U.S. GOVERNMENT AGENCIES--2.4%
Federal Home Loan Bank:
   1.77%, 8/9/02 ...............................................................      40,000,000           39,923,300
   1.78%, 8/2/02 ...............................................................      25,000,000           24,960,445
   6%, 8/15/02 .................................................................      65,000,000           65,325,579
Federal Home Loan Mortgage Corp.:
   1.77%, 8/8/02 ...............................................................     143,000,000          142,732,828
   1.79%, 8/1/02 ...............................................................      60,000,000           59,907,517
   6.25%, 10/15/02 .............................................................      18,370,000           18,591,983
15 STATEMENT OF INVESTMENTS Continued Centennial Money Market Trust

                                                                                           PRINCIPAL                VALUE
                                                                                              AMOUNT           SEE NOTE 1
==========================================================================================================================

U.S. GOVERNMENT AGENCIES Continued
Federal National Mortgage Assn.:
   1.67%, 7/17/02 ..............................................................      $   27,700,000   $       27,679,440
   1.77%, 8/7/02 ...............................................................         142,000,000          141,741,678
                                                                                                       -------------------
Total U.S. Government Agencies (Cost $520,862,770) ...........................                                520,862,770
                                                                                                       -------------------
REPURCHASE AGREEMENTS--0.0%
Repurchase agreement with PaineWebber, Inc., 1.93%, dated 6/28/02, to be repurchased at $2,900,466 on 7/1/02, collateralized by Federal Home Loan
   Mortgage Corp., 6%, 6/1/17, with a value of $1,006,301 and Federal National
   Mortgage Assn., 5.50%, 1/1/32, with a value of $1,959,049
   (Cost $2,900,000) ...........................................................           2,900,000            2,900,000
                                                                                      ------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $21,777,310,481) .............................               100.2%      21,777,310,481
                                                                                      ------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS ..........................................                (0.2)         (41,371,533)
                                                                                      ------------------------------------
NET ASSETS ...................................................................                 100.0%     $21,735,938,948
                                                                                      ====================================
FOOTNOTES TO STATEMENT OF INVESTMENTS

Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Trust at the time of purchase. Other securities normally bear interest at the rates shown.

1. Represents the current interest rate for a variable rate security. 2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $9,106,831,905, or 41.90% of the Trust’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Identifies issues considered to be illiquid--See Note 4 of Notes to Financial Statements. 4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $348,025,903 or 1.60% of the Trust’s net assets as of June 30, 2002.

See accompanying Notes to Financial Statements. 16

STATEMENT OF ASSETS AND LIABILITIES June 30, 2002 Centennial Money Market Trust

=============================================================================================================================

ASSETS
Investments, at value (cost $21,777,310,481)--see accompanying statement .....................         $21,777,310,481
Cash .........................................................................................              27,925,869
Receivables and other assets:
Shares of beneficial interest sold ...........................................................              96,382,034
Interest .....................................................................................              27,010,451
Other ........................................................................................                 655,640
                                                                                                       ----------------
Total assets .................................................................................          21,929,284,475
                                                                                                       ----------------

LIABILITIES
Payables and other liabilities:
Shares of beneficial interest redeemed .......................................................             178,118,788
Dividends ....................................................................................               8,793,025
Transfer and shareholder servicing agent fees ................................................               3,472,117
Service plan fees ............................................................................               1,331,651
Shareholder reports ..........................................................................                 904,768
Trustees' compensation .......................................................................                   3,168
Other ........................................................................................                 722,010
                                                                                                       ----------------
Total liabilities ............................................................................             193,345,527
                                                                                                       ----------------

NET ASSETS ...................................................................................         $21,735,938,948
                                                                                                       ================

COMPOSITION OF NET ASSETS
Paid-in capital ..............................................................................         $21,735,938,948
                                                                                                       ----------------
NET ASSETS--applicable to 21,736,541,499 shares of beneficial interest outstanding ...........         $21,735,938,948
                                                                                                       ================
NET ASSET VALUE, REDEMPTION PRICE PER SHARE
AND OFFERING PRICE PER SHARE .................................................................                   $1.00
                                                                                                                =======
See accompanying Notes to Financial Statements. 17 STATEMENT OF OPERATIONS For the Year Ended June 30, 2002 Centennial Money Market Trust

=====================================================================================================================

INVESTMENT INCOME
Interest ......................................................................................         $604,002,781
                                                                                                        -------------
EXPENSES
Management fees ...............................................................................           76,393,970
Service plan fees .............................................................................           45,827,352
Transfer and shareholder servicing agent fees .................................................           30,119,218
Shareholder reports ...........................................................................              691,981
Custodian fees and expenses ...................................................................              636,857
Trustees' compensation ........................................................................               87,729
Other .........................................................................................            4,716,639
                                                                                                        -------------
    Total expenses ............................................................................          158,473,746
Less reduction to custodian expenses ..........................................................             (166,556)
Less voluntary reimbursement of expenses ......................................................           (7,405,461)
                                                                                                        -------------
Net expenses ..................................................................................          150,901,729

NET INVESTMENT INCOME .........................................................................          453,101,052
                                                                                                        -------------
NET REALIZED GAIN ON INVESTMENTS ..............................................................            2,031,735
                                                                                                        -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........................................         $455,132,787
                                                                                                        =============

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                 YEAR ENDED JUNE 30,
                                                                                         2002                   2001
=====================================================================================================================

OPERATIONS
Net investment income ....................................................    $   453,101,052        $ 1,112,686,413
Net realized gain ........................................................          2,031,735                696,751
                                                                              ---------------------------------------
Net increase in net assets resulting from operations .....................        455,132,787          1,113,383,164
                                                                              ---------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income .....................................       (453,101,052)        (1,112,686,413)
                                                                              ---------------------------------------
Distributions from net realized gain .....................................         (2,878,464)                    --
                                                                              ---------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from beneficial
  interest transactions ..................................................       (473,579,272)         3,475,869,627
                                                                              ---------------------------------------
NET ASSETS
Total increase (decrease) ................................................       (474,426,001)         3,476,566,378
Beginning of period ......................................................     22,210,364,949         18,733,798,571
                                                                              ---------------------------------------
End of period ............................................................    $21,735,938,948        $22,210,364,949
                                                                              =======================================
See accompanying Notes to Financial Statements. 18 FINANCIAL HIGHLIGHTS Centennial Money Market Trust

                                                                                                    YEAR ENDED JUNE 30,
                                                                     2002       2001        2000       1999        1998
========================================================================================================================

PER SHARE OPERATING DATA
Net asset value, beginning of period .......................       $ 1.00     $ 1.00      $ 1.00     $ 1.00      $ 1.00
Income from investment operations--net investment
  income and net realized gain .............................          .02        .06         .05        .05         .05
Dividends and/or distributions to shareholders:
  Dividends from net investment income .....................         (.02)      (.06)       (.05)      (.05)       (.05)
  Distributions from net realized gain .....................           --(1)      --          --         --          --
                                                                  ------------------------------------------------------
Total dividends and/or distributions
  to shareholders ..........................................         (.02)      (.06)       (.05)      (.05)       (.05)
                                                                  ------------------------------------------------------
Net asset value, end of period .............................        $1.00      $1.00       $1.00      $1.00       $1.00
                                                                  ======================================================

TOTAL RETURN(2) ............................................         1.99%      5.51%       5.36%      4.75%       5.16%

RATIOS/SUPPLEMENTAL DATA ...................................
Net assets, end of period (in millions) ....................      $21,736    $22,210     $18,734    $17,821     $15,114
Average net assets (in millions) ...........................      $22,947    $20,830     $18,537    $17,128     $12,617
Ratios to average net assets:(3)
Net investment income ......................................         1.97%      5.34%       5.20%      4.63%       5.04%
Expenses ...................................................         0.69%      0.67%       0.67%      0.66%       0.68%(4)
Expenses, net of voluntary reimbursement of expenses .......         0.66%       N/A         N/A        N/A        0.66%
1. Less than $0.005 per share.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods of less than one year. 3. Annualized for periods of less than one full year.

4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses. See accompanying Notes to Financial Statements. 19 NOTES TO FINANCIAL STATEMENTS Centennial Money Market Trust ================================================================================ 1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Money Market Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust’s investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust’s investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).

        The following is a summary of significant accounting policies consistently followed by the Trust.

-------------------------------------------------------------------------------- SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value. --------------------------------------------------------------------------------

JOINT REPURCHASE AGREEMENTS. The Trust, along with other affiliated entities managed by OFI, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------

FEDERAL TAXES. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

-------------------------------------------------------------------------------- DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. --------------------------------------------------------------------------------

CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

        The Trust adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended June 30, 2002, amounts have been reclassified to reflect a decrease in paid-in capital of $69,836. Accumulated net realized loss on investments was decreased by the same amount. Net assets of the Trust were unaffected by the reclassifications.

-------------------------------------------------------------------------------- SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. --------------------------------------------------------------------------------

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

20 NOTES TO FINANCIAL STATEMENTS Continued Centennial Money Market Trust ================================================================================ 2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                              YEAR ENDED JUNE 30, 2002                  YEAR ENDED JUNE 30, 2001
                                           SHARES               AMOUNT                SHARES              AMOUNT
------------------------------------------------------------------------------------------------------------------

Sold ..........................    54,965,476,815     $ 54,965,476,815        56,834,272,372    $ 56,834,272,372
Dividends and/or
  distributions reinvested ....       460,354,977          460,354,977         1,119,562,805       1,119,562,805
Redeemed ......................   (55,899,411,064)     (55,899,411,064)      (54,477,965,550)    (54,477,965,550)
                                  --------------------------------------------------------------------------------
Net increase (decrease) .......      (473,579,272)    $   (473,579,272)        3,475,869,627    $  3,475,869,627
                                  ================================================================================
================================================================================ 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of the Trust’s net assets; 0.475% of the next $250 million; 0.45% of the next $250 million; 0.425% of the next $250 million; 0.40% of the next $250 million; 0.375% of the next $250 million; 0.35% of the next $500 million; and 0.325% of net assets in excess of $2 billion. In the agreement, the Manager guarantees that the Trust’s total expenses in any fiscal year, exclusive of taxes, interest and brokerage concessions, and extraordinary expenses such as litigation costs, shall not exceed the lesser of 1.5% of the average annual net assets of the Trust up to $30 million and 1% of its average annual net assets in excess of $30 million; or 25% of the total annual investment income of the Trust. As a result of this agreement, the Trust was reimbursed $7,405,461 for the year ended June 30, 2002. The Trust’s management fee for the year ended June 30, 2002, was an annualized rate of 0.33%.

-------------------------------------------------------------------------------- TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a $14.75 per account fee. --------------------------------------------------------------------------------

SERVICE PLAN (12B-1) FEES. The Trust has adopted a service plan. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly at an annual rate up to 20% of the average annual net assets of the Trust. During the year ended June 30, 2002, the Trust paid $1,151 to a broker/dealer affiliated with the Manager as reimbursement for distribution-related expenses.

================================================================================ 4. ILLIQUID SECURITIES

As of June 30, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2002 was $747,000,000, which represents 3.44% of the Trust’s net assets.

21

A-3

                                                      Appendix A

                                          Description of Securities Ratings

Below is a description of the two highest rating categories for Short Term Debt and Long Term Debt by the
"Nationally-Recognized Statistical Rating Organizations" which the Manager evaluates in purchasing securities on behalf of the Trust.  The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

SHORT TERM DEBT RATINGS.

Moody's Investors Service, Inc.  ("Moody's")

The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment.  Capacity will normally be evidenced by the following characteristics: (a)
leading market positions in well-established industries; (b) high rates of return on funds employed; (c)
conservative capitalization structure with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

         Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade"
("MIG"). Short-term notes which have demand features may also be designated as "VMIG."  These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("Standard and Poor's")
---------------------------------------------------------------------------------------------------------

The following ratings by Standard and Poor's for commercial paper (defined by Standard and Poor's as debt having an original maturity of no more than 365 days) assess the likelihood of payment:
A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in 3 years or less:
------------------------------------------------------------------------

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Standard and Poor's assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature.  With short-term demand debt, Standard and Poor's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")
---------------------

Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

LONG TERM DEBT RATINGS.

These ratings are relevant for securities purchased by the Trust with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's
-------

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

         Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1"
indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's
-------------------

Bonds (including municipal bonds maturing beyond 3 years) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. A strong capacity to meet its financial commitment on the obligation is very strong.

Fitch
-----

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-2

                                                         B-1

                                                      Appendix B

----------------------------------------------------------------------------------------------------------------------
                                              Industry Classifications
----------------------------------------------------------------------------------------------------------------------

Aerospace & Defense                               Household Products
Air Freight & Couriers                            Industrial Conglomerates
Airlines                                          Insurance
Asset Backed Securities                           Internet & Catalog Retail
Auto Components                                   Internet Software & Services
Automobiles                                       Information Technology Consulting & Services
Banks                                             Leasing & Factoring
Beverages                                         Leisure Equipment & Products
Biotechnology                                     Machinery
Broker-Dealer                                     Marine
Building Products                                 Media
Chemicals                                         Metals & Mining
Commercial Finance                                Multiline Retail
Commercial Services & Supplies                    Multi-Utilities
Communications Equipment                          Municipal
Computers & Peripherals                           Office Electronics
Construction & Engineering                        Oil & Gas
Construction Materials                            Paper & Forest Products
Consulting & Services                             Personal Products
Consumer Finance                                  Pharmaceuticals
Containers & Packaging                            Real Estate
Distributors                                      Repurchase Agreements
Diversified Financials                            Road & Rail
Diversified Telecommunication Services            Semiconductor Equipment & Products
Electric Utilities                                Software
Electrical Equipment                              Special Purpose Financial
Electronic Equipment & Instruments                Specialty Retail
Energy Equipment & Services                       Textiles & Apparel
Food & Drug Retailing                             Tobacco
Food Products                                     Trading Companies & Distributors
Foreign Government                                Transportation Infrastructure
Gas Utilities                                     U.S. Government Agencies-Full Faith and Credit Agencies
Health Care Equipment & Supplies                  U.S. Government Agencies-Government Sponsored Enterprises
Health Care Providers & Services                  U.S. Government Instrumentalities
Hotels Restaurants & Leisure                      U.S. Government Obligations
Household Durables                                Water Utilities
                                                  Wireless Telecommunication Services

----------------------------------------------------------------------------------------------------------------------
Centennial Money Market Trust
----------------------------------------------------------------------------------------------------------------------

Investment Advisor and Distributor
Centennial Asset Management Corporation
6803 South Tucson Way
Centennial, Colorado 80112

Sub-Distributor
OppenheimerFunds Distributor, Inc.
P.O. Box 5254
Denver, Colorado 80217

Transfer Agent
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217
1.800.525.9130

Custodian of Portfolio Securities
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Counsel to the Funds
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202

Counsel to the Independent Trustees
Mayer, Brown, Rowe & Maw
1675 Broadway
New York, New York 10019

PX0150.001.1102

--------
1 Mr. Grabish is only a Trustee of Centennial Government Trust, Centennial California Tax Exempt Trust, Centennial
Money Market Trust, Centennial New York Tax Exempt Trust and Centennial Tax Exempt Trust and is a Managing General
Partner of Centennial America Fund, L.P. Mrs. Hamilton and Mr. Malone are not Trustees of Oppenheimer Senior
Floating Rate Fund.
                                                                                          1 Mrs. Hamilton and Mr. Malone were elected as Trustees to the Board II Funds effective June 1, 2002 except for
                                                                                          Panorama Series Fund, Inc. and Oppenheimer Senior Floating Rate Fund. They were elected to the Board of Panorama
                                                                                                                                   Funds, Inc. effective June 10, 2002.
  2. In accordance with Rule 12b-1 of the Investment  Company Act, the term  "Independent  Trustees" in this Statement of Additional  Information refers to those Trustees who are not "interested  persons" of the Trust and who do not have any direct or indirect financial interest in the operation of any agreement under the plan.